UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2013

Item 1:	Report(s) to Shareholders.

2013

LO R D  A B B E T T

A N N U A L

R E P O RT

Lord Abbett

Emerging Markets Corporate Debt Fund

Emerging Markets Currency Fund

Emerging Markets Local Bond Fund

Multi-Asset Global Opportunity Fund*

For the fiscal year ended December 31, 2013

* Formerly, Global Allocation Fund

Table of Contents

1	A Letter to Shareholders

6	Investment Comparisons

9	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

14	Emerging Markets Corporate Debt Fund

18	Emerging Markets Currency Fund

38	Emerging Markets Local Bond Fund

44	Multi-Asset Global Opportunity Fund

45	Statements of Assets and Liabilities

49	Statements of Operations

51	Statements of Changes in Net Assets

55	Financial Highlights

82	Notes to Financial Statements

108	Report of Independent Registered Public Accounting Firm

110	Supplemental Information to Shareholders

Lord Abbett Emerging Markets Corporate Debt Fund,
Lord Abbett Emerging Markets Currency Fund,
Lord Abbett Emerging Markets Local Bond Fund and
Lord Abbett Multi-Asset Global Opportunity Fund
Annual Report

For the fiscal year ended December 31, 2013

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended December 31, 2013. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Emerging Markets Currency Fund

For the fiscal year ended December 31, 2013, the Fund returned -3.21%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Barclays Global Emerging Markets Strategy (GEMS) Index,1 which returned -3.48% during the same period.

The Fund’s short position in the Taiwan new dollar was a positive contributor to relative performance during the period.

The Central Bank of the Republic of China (Taiwan) was determined to prevent the dollar from appreciating, in order to keep exporters competitive globally. In addition, the Fund’s underweight in the South African rand at the beginning of the year contributed to relative performance. The country was inundated with policy paralysis, weak fundamentals, and a large current account deficit. Furthermore, the Fund’s off-index holdings of short-term Nigerian Treasury bills benefited relative performance. We successfully anticipated that the Central Bank of Nigeria would maintain currency stability, making the short-term interest rates of approximately 12% that much more attractive despite the 3% devaluation of the Nigerian Naira during 2013.

Detracting from relative performance was an overweight position in the Brazilian real. The central bank of Brazil hiked interest rates in the midst of rising inflation and a slowing economy. Even though the central bank intervened to support the currency, and reversed capital controls it put in place over the past few years, the stability we anticipated did not materialize until a more comprehensive intervention program was put in place in August. In addition, the Fund’s exposure to the Turkish lira detracted from relative performance as the currency experienced significant volatility throughout the period. Moreover, the Fund’s exposure to the Indian rupee and the Indonesian rupiah detracted from relative performance. The Fund maintained an overweight in these countries during the U.S. Federal Reserve-induced volatility surrounding the potential tapering of its asset-purchasing program. We incorrectly anticipated that policymakers in these countries would take greater measures to stem the decline of their currencies and that these measures would be effective in a more timely manner.

Emerging Markets Local Bond Fund

For the period June 28, 2013 to December 31, 2013, the Fund returned -1.82%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the JP Morgan GBI-EM Global Diversified Index2 which returned -1.96% during the same period.

The Fund’s shorter duration in Indonesian bonds was a likely contributor to relative performance, as the bonds were highly vulnerable to the volatility surrounding the Fed’s plan to taper is asset-purchasing program due to high foreign ownership, a lack of credible monetary or fiscal policies and deteriorating macro fundamentals. In addition, the Fund’s longer duration in Colombian and Romanian bonds was also a likely contributor to relative performance. These countries have a relatively low percentage of foreign ownership, accommodative monetary policies improving growth, and low inflation. Furthermore, the Fund most likely benefited from having a longer duration in Russian bonds and a shorter duration in

South African bonds, while hedging the foreign exchange risk in each country’s currency.

A likely detractor from relative performance was the Fund’s shorter duration in Thai bonds. We incorrectly anticipated that Thai bonds would be more adversely affected by volatility surrounding the U.S. Federal Reserve’s plan to taper its asset-purchasing program because foreign ownership of Thai bonds has increased significantly in recent years. In addition, the Fund’s longer duration in Mexican bonds was a likely detractor from relative performance in the second half of the period as negative external volatility overwhelmed positive domestic reforms. Furthermore, the Fund’s underweight to Polish bonds was a likely detractor from relative performance, as the country has tended to be something of a safe haven for investors during times of increased volatility. We were underweight Polish bonds due to their relatively low yields and recent pension reform, which we anticipated would negatively affect the market.

Multi-Asset Global Opportunity Fund (formerly, Lord Abbett Global Allocation Fund)

For the fiscal year ended December 31, 2013, the Fund returned 14.66%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the 40% MSCI EAFE Index with Gross Dividends3/25% Russell 1000® Index4/20% Barclays U.S. Aggregate Bond Index5/15% BofA Merrill Lynch U.S. High Yield Master II Constrained Index,6 which returned 17.77% over the same period.

During the 12-month period, domestic equity markets (as represented by the S&P 500® Index7) outperformed fixed-income markets (as represented by the Barclays U.S. Aggregate Bond Index). Domestic equity markets also outperformed foreign equity markets (as represented by the MSCI EAFE Index with Gross Dividends) and emerging market currencies (as represented by Barclays Global Emerging Markets Strategy Index1).

Relative to the Fund’s benchmark, the Fund’s overall asset-class positioning detracted from performance during the period. The Fund’s allocation to emerging market currencies had the largest negative impact on relative performance, as this asset class underperformed the Fund’s benchmark. Benefiting relative performance was the Fund’s overweight in domestic equities, as domestic equities outperformed the Fund’s benchmark.

Although asset-class positioning caused the Fund to underperform the Fund’s benchmark for the period, certain strategies outperformed their respective underlying indexes, including the high-yield bond strategy. Concurrently, a domestic mid cap value strategy underperformed its benchmark, thereby augmenting the Fund’s relative underperformance.

Stock selection in the information technology and consumer staples sectors contributed to the underperformance of the domestic mid cap value strategy relative to its underlying index. Although the high-yield bond market underperformed the overall Fund benchmark, the high-yield strategy was well positioned within the asset-class and outperformed relative to its underlying high-yield benchmark. Within the high-yield bond market, lower-quality bonds outperformed higher-quality during the period. As a result, the high-yield strategy’s overweight to ‘B’ rated credits contributed to portfolio performance.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1 The Barclays Global Emerging Markets Strategy (GEMS) Index is based on investing in one-month synthetic money market deposits across 15 diversified Emerging Market currencies.

2 The JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index is a comprehensive global emerging markets index that consists of regularly traded, liquid fixed-rate and domestic currency government bonds.

3 The MSCI EAFE Index with Gross Dividends (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The MSCI EAFE Index with Gross Dividends approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

4 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

5 The Barclays U.S. Aggregate Bond Index is an unmanaged index composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

6 The BofA Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BB-/Baa3, but are not in default. The BofA Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

7 The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in a Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such expense waivers and reimbursements, each of the Fund’s returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of December 31, 2013. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolios are actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Emerging Markets Currency Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Barclays Global Emerging Markets Strategy (GEMS) Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended December 31, 2013

	1 Year	5 Years	10 Years	Life of Class
Class A3	-5.35%	4.68%	2.56%	—
Class B4	-8.67%	4.05%	2.24%	—
Class C5	-4.73%	4.50%	2.14%	—
Class F6	-2.97%	5.35%	—	2.76%
Class I7	-2.88%	5.42%	—	3.08%
Class P8	-3.26%	5.02%	2.63%	—
Class R2[9]	-3.59%	4.79%	—	2.33%
Class R3[9]	-3.35%	4.89%	—	2.39%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending December 31, 2013, is calculated using the SEC-required uniform method to compute such return.

4 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Class I shares commenced operations and performance for the Class began on October 19, 2004. Performance is at net asset value.

8 Performance is at net asset value.

9 Class R2 and R3 shares commenced operations and performance for the Classes began on September 28, 2007. Performance is at net asset value.

Emerging Markets Local Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the JPMorgan GBI-EM Global Diversified Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Total Returns at Maximum Applicable

Sales Charge for the Period Ended December 31, 2013

Life of Class
Class A3	-4.04%
Class C4	-3.23%
Class F5	-1.84%
Class I5	-1.80%
Class R2[5]	-2.09%
Class R3[5]	-2.04%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 Class A shares commenced operations on June 21, 2013 and performance for the Class began on June 28, 2013. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the period shown ended December 31, 2013, is calculated using the SEC-required uniform method to compare such return.

4 Class C shares commenced operations on June 21, 2013 and performance for the Class began on June 28, 2013. The 1% CDSC for Class C normally applies before the first anniversary of the purchase date.

5 Class F, I, R2 and R3 shares commenced operations on June 21, 2013 and performance for the Class began on June 28, 2013. Performance is at net asset value.

Multi-Asset Global Opportunity Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the 40% MSCI EAFE Index with Gross Dividends/25% Russell 1000® Total Return Index/20% Barclays U.S. Aggregate Bond Index/15% BofA Merrill Lynch High Yield Master II Constrained Index and Lipper Global Flexible Portfolio Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended December 31, 2013

	1 Year	5 Years	10 Years	Life of Class
Class A3	12.11%	13.01%	6.34%	—
Class B4	8.70%	12.48%	6.02%	—
Class C5	12.76%	12.73%	5.87%	—
Class F6	14.73%	13.72%	—	2.63%
Class I7	14.85%	13.84%	—	7.46%
Class R2[8]	14.13%	13.52%	—	5.33%
Class R3[8]	14.33%	13.41%	—	5.23%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all distributions reinvested for the periods shown ending December 31, 2013, is calculated using the SEC-required uniform method to compute such return.

4 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Class I shares commenced operations and performance for the Class began on October 19, 2004. Performance is at net asset value.

8 Class R2 and R3 shares commenced operations on June 23, 2008 and performance for the Classes began on June 30, 2008. Performance is at net asset value.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 through December 31, 2013).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 7/1/13 –12/31/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Emerging Markets Corporate Debt Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			12/6/13 -
	12/6/13	12/31/13	12/31/13
Class A
Actual	$1,000.00	$999.60	$0.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,002.90	$0.75
Class C
Actual	$1,000.00	$999.10	$1.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,002.39	$1.32
Class F
Actual	$1,000.00	$999.60	$0.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,002.96	$0.68
Class I
Actual	$1,000.00	$999.70	$0.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,003.03	$0.61
Class R2
Actual	$1,000.00	$999.70	$1.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,003.02	$1.03
Class R3
Actual	$1,000.00	$999.70	$0.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,003.03	$0.96

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.85% for Class C, 0.95% for Class F, 0.85% for Class I, 1.45% for Class R2 and 1.35% for Class R3) multiplied by the average account value over the period, multiplied by 26/365 (to reflect the period December 6, 2013, commencement of investment operations, to December 31, 2013).

Portfolio Holdings Presented by Sector

December 31, 2013

Sector*	%**
Automotive	1.82%
Consumer Cyclicals	0.47%
Consumer Discretionary	3.70%
Consumer Services	1.99%
Consumer Staples	5.34%
Energy	11.56%
Financial Services	28.79%
Health Care	1.71%

Sector*	%**
Integrated Oils	3.83%
Materials and Processing	8.66%
Technology	1.87%
Telecommunications	7.39%
Transportation	1.52%
Utilities	9.43%
Repurchase Agreement	11.92%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Emerging Markets Currency Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			7/1/13 -
	7/1/13	12/31/13	12/31/13
Class A
Actual	$1,000.00	$1,008.50	$5.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$5.19
Class B
Actual	$1,000.00	$1,004.50	$9.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.07	$9.20
Class C
Actual	$1,000.00	$1,005.40	$8.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.91	$8.39
Class F
Actual	$1,000.00	$1,009.00	$4.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.59	$4.69
Class I
Actual	$1,000.00	$1,009.60	$4.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.09	$4.18
Class P
Actual	$1,000.00	$1,007.50	$6.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.93	$6.31
Class R2
Actual	$1,000.00	$1,006.50	$7.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.08	$7.17
Class R3
Actual	$1,000.00	$1,007.10	$6.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.71	$6.56

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.02% for Class A, 1.81% for Class B, 1.65% for Class C, 0.92% for Class F, 0.82% for Class I, 1.24% for Class P, 1.41% for Class R2 and 1.29% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2013

Sector*	%**
Asset-Backed	14.29%
Automotive	1.30%
Banking	8.31%
Basic Industry	3.43%
Capital Goods	1.43%
Consumer Cyclical	1.76%
Consumer Non-Cyclical	0.33%
Energy	8.63%
Financial Services	1.40%
Foreign Government	5.49%

Sector*	%**
Health Care	2.20%
Insurance	1.15%
Media	1.28%
Mortgage-Backed	34.85%
Real Estate	4.31%
Services	2.74%
Technology & Electronics	1.71%
Telecommunications	1.92%
Utility	3.47%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Emerging Markets Local Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			7/1/13 -
	7/1/13	12/31/13	12/31/13
Class A
Actual	$1,000.00	$981.70	$5.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.96	$5.35
Class C
Actual	$1,000.00	$977.10	$9.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.05	$9.40
Class F
Actual	$1,000.00	$981.50	$4.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.43	$4.84
Class I
Actual	$1,000.00	$981.90	$4.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R2
Actual	$1,000.00	$979.00	$7.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.38
Class R3
Actual	$1,000.00	$979.50	$6.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.41	$6.87

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.85% for Class C, 0.95% for Class F, 0.85% for Class I, 1.45% for Class R2 and 1.35% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2013

Sector*	%**
Consumer Services	1.38%
Financial Services	12.32%
Foreign Government	78.59%
Integrated Oils	2.95%
Telecommunications	1.46%
Transportation	1.25%
Utilities	2.05%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Multi-Asset Global Opportunity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
			7/1/13 -
	7/1/13	12/31/13	12/31/13
Class A
Actual	$1,000.00	$1,108.60	$1.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.60	$1.63
Class B
Actual	$1,000.00	$1,104.50	$5.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.86	$5.40
Class C
Actual	$1,000.00	$1,104.80	$5.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.88	$5.40
Class F
Actual	$1,000.00	$1,109.50	$0.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.35	$0.87
Class I
Actual	$1,000.00	$1,110.30	$0.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.85	$0.36
Class R2
Actual	$1,000.00	$1,106.20	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.83	$3.41
Class R3
Actual	$1,000.00	$1,107.70	$2.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.51	$2.70

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.32% for Class A, 1.06% for Classes B and C, 0.17% for Class F, 0.07% for Class I, 0.67% for Class R2 and 0.53% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).
#	Does not include expenses of Underlying Funds in which Multi-Asset Global Opportunity Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

December 31, 2013

Underlying Fund Name	%*
Lord Abbett Affiliated Fund, Inc.-Class I	1.86%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	0.52%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	11.23%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	16.54%
Lord Abbett Investment Trust-High Yield Fund-Class I	10.06%
Lord Abbett Municipal Income Fund, Inc.-High Yield Municipal Bond Fund-Class I	2.14%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	39.36%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	14.52%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	3.77%
100.00%

*	Represents percent of total investments

Schedule of Investments

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 94.89%

Banks: Diversified 17.61%
Banco Bradesco SA†	5.90%	1/16/2021	$200	$200,500
Banco del Estado de Chile (Chile)†(a)	3.875%	2/8/2022	200	196,225
BBVA Bancomer SA†	6.75%	9/30/2022	150	160,125
ICICI Bank Ltd. (Hong Kong)†(a)	5.75%	11/16/2020	200	206,740
Korea Finance Corp. (South Korea)(a)	2.875%	8/22/2018	200	201,698
National Savings Bank (Sri Lanka)(a)	8.875%	9/18/2018	200	213,750
PKO Finance AB (Sweden)†(a)	4.63%	9/26/2022	200	199,850
Sberbank of Russia via SB Capital SA (Luxembourg)†(a)	6.125%	2/7/2022	200	211,500
Turkiye Halk Bankasi AS (Turkey)†(a)	3.875%	2/5/2020	200	175,980
Total				1,766,368

Banks: Money Center 2.09%
Export-Import Bank of Korea (South Korea)(a)	4.375%	9/15/2021	200	209,613

Building Materials 0.27%
Associated Materials LLC/AMH New Finance, Inc.	9.125%	11/1/2017	25	26,812

Chemicals 6.24%
Braskem Finance Ltd. (Brazil)†(a)	5.75%	4/15/2021	200	197,000
Grupo Idesa SA de CV (Maxico)†(a)	7.875%	12/18/2020	200	203,000
Phibro Animal Health Corp.†	9.25%	7/1/2018	25	26,750
SABIC Capital II BV (Netherlands)†(a)	2.625%	10/3/2018	200	199,400
Total				626,150

Diversified 1.96%
Tenedora Nemak SA de CV (Mexico)†(a)	5.50%	2/28/2023	200	196,500

Drugs 1.84%
CFR International SpA (Chile)†(a)	5.125%	12/6/2022	200	184,674

Electric: Power 3.92%
Korea Western Power Co., Ltd. (South Korea)†(a)	2.875%	10/10/2018	200	199,338
Perusahaan Listrik Negara PT (Indonesia)†(a)	5.50%	11/22/2021	200	193,500
Total				392,838

Financial Services 1.00%
Hyundai Capital America†	2.875%	8/9/2018	100	100,487

Financial: Miscellaneous 0.28%
Hercules Offshore, Inc.†	10.25%	4/1/2019	25	28,437

14	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 5.75%
Cencosud SA (Chile)†(a)	5.50%	1/20/2021	$150	$150,522
ESAL GmbH (Austria)†(a)	6.25%	2/5/2023	200	180,500
US Foods, Inc.	8.50%	6/30/2019	50	54,812
Want Want China Finance Ltd. (China)†(a)	1.875%	5/14/2018	200	190,994
Total				576,828

Gaming 0.25%
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	25	25,141

Household Equipment/Products 1.76%
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	4.25%	5/9/2020	200	176,980

Investment Management Companies 2.07%
Gruposura Finance†	5.70%	5/18/2021	200	208,000

Jewelry, Watches & Gemstones 2.22%
ALROSA Finance SA (Luxembourg)†(a)	7.75%	11/3/2020	200	222,700

Leasing 0.28%
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	25	28,250

Media 2.14%
Myriad International Holdings BV (Netherlands)†(a)	6.00%	7/18/2020	200	215,000

Metal Fabricating 0.26%
Severstal Columbus LLC	10.25%	2/15/2018	25	26,625

Metals & Minerals: Miscellaneous 2.07%
AngloGold Ashanti Holdings plc	8.50%	7/30/2020	200	207,520

Oil 11.18%
Afren plc (United Kingdom)†(a)	6.625%	12/9/2020	200	201,000
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.50%	12/15/2021	200	219,000
GeoPark Latin America Ltd. Agencia en Chil (Chile)†(a)	7.50%	2/11/2020	200	204,500
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%	9/30/2019	250	295,055
Reliance Holdings USA, Inc.†	5.40%	2/14/2022	200	202,598
Total				1,122,153

Oil: Crude Producers 1.27%
Crosstex Energy LP/Crosstex Energy Finance Corp.	8.875%	2/15/2018	25	26,312
Pacific Rubiales Energy Corp. (Canada)†(a)	5.375%	1/26/2019	100	101,000
Total				127,312

See Notes to Financial Statements.	15

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 2.10%
EDC Finance Ltd. (Ireland)†(a)	4.875%	4/17/2020	$200	$194,750
Pioneer Energy Services Corp.	9.875%	3/15/2018	15	15,975
Total				210,725

Oil: Integrated International 2.03%
PTT Exploration & Production pcl (Thailand)†(a)	3.707%	9/16/2018	200	203,359

Real Estate Investment Trusts 7.96%
Agile Property Holdings Ltd. (China)(a)	9.875%	3/20/2017	200	222,500
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	200	175,801
Country Garden Holdings Co., Ltd. (China)†(a)	7.50%	1/10/2023	200	192,500
Franshion Development Ltd.†	6.75%	4/15/2021	200	208,000
Total				798,801

Retail 0.26%
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	25	25,625

Steel 0.49%
Vale Overseas Ltd. (Brazil)(a)	4.375%	1/11/2022	50	48,830

Technology 2.02%
Baidu, Inc. (China)(a)	3.25%	8/6/2018	200	202,660

Telecommunications 7.97%
Altice Finco SA (Luxembourg)†(a)	9.875%	12/15/2020	200	226,000
Bharti Airtel International Netherlands BV (Netherlands)†(a)	5.125%	3/11/2023	200	185,680
Millicom International Cellular SA (Luxembourg)†(a)	6.625%	10/15/2021	200	207,900
Qtel International Finance Ltd.†	3.25%	2/21/2023	200	179,572
Total				799,152

Transportation: Miscellaneous 1.36%
DP World Sukuk Ltd.†	6.25%	7/2/2017	100	110,250
Florida East Coast Railway Corp.	8.125%	2/1/2017	25	26,219
Total				136,469

Utilities: Electrical 4.08%
Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	3.625%	1/12/2023	200	187,000
Israel Electric Corp. Ltd. (Israel)†(a)	7.25%	1/15/2019	200	222,486
Total				409,486

16	See Notes to Financial Statements.

Schedule of Investments (concluded)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utilities: Miscellaneous 2.16%
Inkia Energy Ltd. (Peru)†(a)	8.375%	4/4/2021	$200	$216,400
Total Corporate Bonds (cost $9,539,647)				9,519,895

SHORT-TERM INVESTMENT 12.85%

Repurchase Agreement
Repurchase Agreement dated 12/31/2013, Zero Coupon due 1/2/2014 with Fixed Income Clearing Corp. Co., collateralized by $1,470,000 of Federal Home Loan Mortgage Corp. at 2.00% due 1/30/2023; value: $1,316,595; proceeds: $1,288,787 (cost $1,288,787)			1,289	$1,288,787
Total Investments in Securities 107.74% (cost $10,828,434)				10,808,682
Liabilities in Excess of Cash and Other Assets (7.74%)				(776,076)
Net Assets 100.00%				$10,032,606

PIK	Payment-in-Kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$9,519,895	$—	$9,519,895
Repurchase Agreement	—	1,288,787	—	1,288,787
Total	$—	$10,808,682	$—	$10,808,682

(1)	Refer to note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended December 31, 2013.

See Notes to Financial Statements.	17

Schedule of Investments

EMERGING MARKETS CURRENCY FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 81.62%

ASSET-BACKED SECURITIES 13.90%

Automobiles 6.23%
Ally Auto Receivables Trust 2012-5 A3	0.62%	3/15/2017	$1,020	$1,020,804
AmeriCredit Automobile Receivables Trust 2011-4 A3	1.17%	5/9/2016	877	878,434
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	27	26,798
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	137	137,218
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	406	405,517
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	625	624,929
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	425	424,376
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	257	255,772
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	250	250,738
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	560	560,061
BMW Vehicle Lease Trust 2013-1 A3	0.54%	9/21/2015	483	483,248
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	600	599,737
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	570	569,846
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	650	649,801
Capital Auto Receivables Asset Trust 2013-1 A2	0.62%	7/20/2016	938	938,014
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	450	449,553
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	440	441,128
Ford Credit Auto Lease Trust 2013-B A3	0.76%	9/15/2016	500	500,865
Huntington Auto Trust 2012-2 A3	0.51%	4/17/2017	1,880	1,876,589
Hyundai Auto Lease Securitization Trust 2012-A A3†	0.92%	8/17/2015	1,530	1,533,490
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	900	900,801
Hyundai Auto Receivables Trust 2012-C A3	0.53%	4/17/2017	1,350	1,351,017
Mercedes-Benz Auto Lease Trust 2013-A A2	0.49%	6/15/2015	1,400	1,400,370

18	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Mercedes-Benz Auto Lease Trust 2013-A A3	0.59%		2/15/2016	$995	$995,809
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%		7/15/2016	570	569,722
Porsche Innovative Lease Owner Trust 2013-1 A3†	0.70%		8/22/2016	571	570,947
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%		11/17/2014	23	22,724
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%		5/15/2015	2	1,609
Santander Drive Auto Receivables Trust 2012-3 A3	1.08%		4/15/2016	345	345,680
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%		8/17/2015	99	98,682
Santander Drive Auto Receivables Trust 2012-6 A3	0.62%		7/15/2016	910	910,580
Santander Drive Auto Receivables Trust 2013-2 A2	0.47%		3/15/2016	704	704,413
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%		9/15/2016	472	471,626
Santander Drive Auto Receivables Trust 2013-3 B	1.19%		5/15/2018	420	418,370
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%		1/20/2017	2,050	2,049,200
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%		4/20/2018	900	898,540
World Omni Automobile Lease Securitization
Trust 2013-A A2A	0.73%		5/16/2016	475	475,574
Total					24,812,582

Credit Cards 3.77%
American Express Credit Account Master Trust 2009-2 A	1.417%	#	3/15/2017	1,200	1,209,080
Bank of America Credit Card Trust 2007-A3	0.187%	#	11/15/2016	750	749,868
Bank of America Credit Card Trust 2007-A10	0.237%	#	12/15/2016	1,500	1,500,025
Bank One Issuance Trust 2004-A3	0.337%	#	2/15/2017	755	755,376
Chase Issuance Trust 2012-A1	0.267%	#	5/16/2016	1,675	1,675,035
Citibank Credit Card Issuance Trust 2002-A4	0.418%	#	6/7/2016	1,140	1,140,479
Citibank Omni Master Trust 2009-A14A†	2.917%	#	8/15/2018	2,080	2,111,708
Discover Card Execution Note Trust 2011-A1	0.517%	#	8/15/2016	1,225	1,225,472
Dryrock Issuance Trust 2012-1 A	0.317%	#	8/15/2017	1,000	999,250
GE Capital Credit Card Master Note Trust 2011-1 A	0.717%	#	1/15/2017	1,000	1,000,182
World Financial Network Credit Card Master Trust 2011-A	1.68%		8/15/2018	400	403,031
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	2,250	2,236,941
Total					15,006,447

See Notes to Financial Statements.	19

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other 3.90%
Fairway Loan Funding Co. 2006-1A A3L†	0.904%	#	10/17/2018	$600	$582,204
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	750	755,323
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	1,660	1,655,150
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	500	497,553
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%		5/15/2046	500	489,323
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%		9/15/2044	630	629,787
HLSS Servicer Advance Receivables Backed Notes 2013-T7 A7†	1.79%		11/15/2046	750	748,886
JFIN Revolver CLO Ltd. 2013-1A A†	1.497%	#	1/20/2021	750	742,500
SLM Student Loan Trust 2006-4 A4	0.318%	#	4/25/2023	999	999,751
SLM Student Loan Trust 2007-2 A2	0.238%	#	7/25/2017	586	584,744
SLM Student Loan Trust 2007-7 A2(a)	0.438%	#	1/25/2016	359	358,950
SLM Student Loan Trust 2010-A 2A†	3.417%	#	5/16/2044	1,747	1,853,212
SLM Student Loan Trust 2010-C A1†	1.817%	#	12/15/2017	37	37,497
SLM Student Loan Trust 2011-1 A1	0.685%	#	3/25/2026	987	988,653
SLM Student Loan Trust 2011-A A1†	1.167%	#	10/15/2024	686	688,177
SLM Student Loan Trust 2011-B A1†	1.017%	#	12/16/2024	897	899,158
SLM Student Loan Trust 2011-C A1†	1.567%	#	12/15/2023	349	351,396
SLM Student Loan Trust 2012-A A1†	1.567%	#	8/15/2025	686	692,748
SLM Student Loan Trust 2012-C A1†	1.267%	#	8/15/2023	871	876,148
SLM Student Loan Trust 2012-E A1†	0.917%	#	10/16/2023	337	337,483
SLM Student Loan Trust 2013-B A1†	0.817%	#	7/15/2022	755	755,095
Total					15,523,738
Total Asset-Backed Securities (cost $55,375,121)					55,342,767

CORPORATE BONDS 31.87%

Aerospace & Defense 0.75%
Rockwell Collins, Inc.	0.593%	#	12/15/2016	3,000	3,002,154

Auto Loans 0.95%
Hyundai Capital America†	3.75%		4/6/2016	750	785,985
PACCAR Financial Corp.	0.842%	#	12/6/2018	3,000	3,007,929
Total					3,793,914

20	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Auto Parts & Equipment 0.13%
Delphi Corp.	5.875%		5/15/2019	$500	$531,250

Banking 6.68%
Abbey National Treasury Services plc (United Kingdom)(b)	1.818%	#	4/25/2014	500	502,236
AmSouth Bank	5.20%		4/1/2015	1,250	1,309,772
Associated Banc-Corp	1.875%		3/12/2014	1,000	1,001,422
Bank of America Corp.	7.75%		8/15/2015	747	822,179
Bank of America Corp.	10.20%		7/15/2015	3,000	3,372,600
Citigroup, Inc.	0.512%	#	6/9/2016	2,000	1,968,746
Comerica Bank	8.375%		7/15/2024	250	260,091
Compagnie de Financement Foncier SA (France)†(b)	0.992%	#	4/17/2014	1,300	1,301,832
Credit Suisse AG (Guernsey)†(b)	1.625%		3/6/2015	800	810,469
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%		10/14/2016	2,140	2,195,640
Goldman Sachs Group, Inc. (The)	1.238%	#	2/7/2014	1,000	1,000,723
Goldman Sachs Group, Inc. (The)	2.238%	#	8/24/2016	250	254,358
Morgan Stanley	0.724%	#	10/15/2015	2,000	1,996,662
Regions Financial Corp.	7.75%		11/10/2014	325	342,964
Santander Holdings USA, Inc.	4.625%		4/19/2016	250	266,734
Sparebank 1 Boligkreditt AS (Norway)†(b)	2.30%		6/30/2018	1,280	1,327,045
Wachovia Corp.	0.576%	#	10/28/2015	4,000	3,997,560
Wachovia Corp.	0.614%	#	10/15/2016	3,000	2,985,618
Zions Bancorporation	4.00%		6/20/2016	832	865,784
Total					26,582,435

Building Materials 0.07%
Owens Corning, Inc.	6.50%		12/1/2016	250	277,608

Chemicals 0.83%
Rhodia SA (France)†(b)	6.875%		9/15/2020	1,650	1,827,223
Yara International ASA (Norway)†(b)	5.25%		12/15/2014	1,435	1,488,570
Total					3,315,793

Consumer/Commercial/Lease Financing 0.39%
Air Lease Corp.	5.625%		4/1/2017	1,402	1,547,458

Consumer Products 0.25%
Avon Products, Inc.	2.375%		3/15/2016	1,000	1,007,168

See Notes to Financial Statements.	21

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Discount Store 0.27%
Dollar General Corp.	4.125%	7/15/2017	$1,000	$1,062,596

Diversified Capital Goods 0.45%
Smiths Group plc (United Kingdom)†(b)	6.05%	5/15/2014	1,500	1,520,613
Tyco Electronics Group SA (Luxemburg)(b)	6.55%	10/1/2017	234	268,014
Total				1,788,627

Electric: Distribution/Transportation 0.06%
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	243	251,788

Electric: Integrated 2.63%
Cleveland Electric Illuminating Co. (The)	5.70%	4/1/2017	1,000	1,084,082
Dayton Power & Light Co. (The)†	1.875%	9/15/2016	250	252,208
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	500	533,823
Entergy Corp.	3.625%	9/15/2015	1,585	1,635,647
Entergy Corp.	4.70%	1/15/2017	1,500	1,613,970
Exelon Generation Co. LLC	6.20%	10/1/2017	375	424,126
Jersey Central Power & Light Co.	5.625%	5/1/2016	1,375	1,494,679
Pennsylvania Electric Co.	6.05%	9/1/2017	2,000	2,231,162
Public Service Co. of New Mexico	7.95%	5/15/2018	1,000	1,189,790
Total				10,459,487

Electronics 0.32%
Altera Corp.	1.75%	5/15/2017	1,285	1,266,276

Energy: Exploration & Production 2.63%
Anadarko Petroleum Corp.	7.625%	3/15/2014	3,375	3,420,043
Continental Resources, Inc.	7.125%	4/1/2021	1,000	1,138,750
Continental Resources, Inc.	8.25%	10/1/2019	750	823,125
Noble Energy, Inc.	5.25%	4/15/2014	435	440,413
Petrohawk Energy Corp.	6.25%	6/1/2019	628	693,626
Petrohawk Energy Corp.	7.25%	8/15/2018	350	378,175
Plains Exploration & Production Co.	7.625%	4/1/2020	3,250	3,587,850
Total				10,481,982

Food & Drug Retailers 0.26%
Safeway, Inc.	5.625%	8/15/2014	1,000	1,025,779

Gas Distribution 2.36%
Crosstex Energy LP/Crosstex Energy Finance Corp.	8.875%	2/15/2018	1,206	1,269,315
Energy Transfer Partners LP	6.125%	2/15/2017	425	473,052

22	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)
Energy Transfer Partners LP	8.50%		4/15/2014	$800	$816,889
Southeast Supply Header LLC†	4.85%		8/15/2014	1,500	1,535,316
Sunoco Logistics Partners Operations LP	8.75%		2/15/2014	2,250	2,269,881
TransCanada PipeLines Ltd. (Canada)(b)	0.927%	#	6/30/2016	3,000	3,030,057
Total					9,394,510

Hotels 0.73%
Host Hotels & Resorts LP	6.00%		11/1/2020	2,350	2,576,509
Wyndham Worldwide Corp.	6.00%		12/1/2016	292	322,338
Total					2,898,847

Investments & Miscellaneous Financial Services 0.76%
Ares Capital Corp.	4.875%		11/30/2018	500	512,338
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	7.75%		1/15/2016	500	510,625
Kayne Anderson MLP Investment Co.†	1.494%	#	8/19/2016	2,000	2,000,000
Total					3,022,963

Life Insurance 0.34%
UnumProvident Finance Co. plc (United Kingdom)†(b)	6.85%		11/15/2015	1,250	1,368,753

Media: Diversified 0.51%
NBCUniversal Enterprise, Inc.†	0.929%	#	4/15/2018	2,036	2,045,600

Medical Products 0.44%
Hospira, Inc.	6.05%		3/30/2017	1,000	1,104,209
Life Technologies Corp.	3.50%		1/15/2016	625	651,353
Total					1,755,562

Metals/Mining (Excluding Steel) 2.06%
Anglo American Capital plc (United Kingdom)†(b)	9.375%		4/8/2014	3,214	3,285,470
Glencore Canada Corp. (Canada)(b)	5.50%		6/15/2017	350	383,146
Glencore Funding LLC†	1.396%	#	5/27/2016	1,200	1,195,088
Glencore Funding LLC†	6.00%		4/15/2014	2,500	2,536,133
Xstrata Finance Canada Ltd. (Canada)†(b)	3.60%		1/15/2017	750	782,864
Total					8,182,701

Oil Field Equipment & Services 0.19%
National Oilwell Varco, Inc.	6.125%		8/15/2015	750	750,847

See Notes to Financial Statements.	23

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals 1.26%
Mylan, Inc.†	6.00%		11/15/2018	$250	$266,456
Mylan, Inc.†	7.875%		7/15/2020	2,500	2,829,892
Warner Chilcott Co. LLC/Warner Chilcott
Finance LLC	7.75%		9/15/2018	1,750	1,903,125
Total					4,999,473

Railroads 0.50%
Kansas City Southern de Mexico SA de CV (Mexico)(b)	0.937%	#	10/28/2016	2,000	2,001,932

Real Estate Investment Trusts 1.68%
BRE Properties, Inc.	4.697%		3/17/2014	1,750	1,763,557
Healthcare Realty Trust, Inc.	6.50%		1/17/2017	1,500	1,683,351
Hospitality Properties Trust	5.125%		2/15/2015	1,968	2,013,331
Kilroy Realty LP	5.00%		11/3/2015	350	373,486
Regency Centers LP	5.25%		8/1/2015	787	835,909
Total					6,669,634

Restaurants 0.20%
Darden Restaurants, Inc.	6.20%		10/15/2017	700	780,545

Software/Services 0.81%
Dun & Bradstreet Corp. (The)	3.25%		12/1/2017	500	505,843
Fidelity National Information Services, Inc.	7.875%		7/15/2020	2,500	2,727,757
Total					3,233,600

Specialty Retail 0.96%
QVC, Inc.†	7.375%		10/15/2020	2,913	3,141,787
QVC, Inc.†	7.50%		10/1/2019	625	673,778
Total					3,815,565

Support: Services 0.56%
Expedia, Inc.	7.456%		8/15/2018	200	233,067
URS Corp.†	3.85%		4/1/2017	500	509,749
Western Union Co. (The)	1.239%	#	8/21/2015	1,500	1,505,730
Total					2,248,546

Telecommunications: Integrated/Services 1.33%
AT&T, Inc.	1.146%	#	11/27/2018	3,000	3,026,451
Qwest Corp.	7.50%		10/1/2014	1,500	1,574,748
Qwest Corp.	7.625%		6/15/2015	625	676,972
Total					5,278,171

24	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireless 0.51%
American Tower Corp.	7.00%	10/15/2017		$1,750	$2,018,741
Total Corporate Bonds (cost $126,487,861)					126,860,305

FLOATING RATE LOANS(c) 1.39%

Aerospace/Defense 0.16%
Alliant Techsystems, Inc. Term Loan B	3.50%	11/2/2020		650	652,710

Gaming 0.62%
Las Vegas Sands LLC Term Loan B	3.25%	12/20/2020		1,500	1,501,252
Seminole Tribe of Florida Term Loan	3.00%	4/29/2020		982	982,327
Total					2,483,579

Health Care 0.41%
Fresenius US Finance I, Inc. Tranche B Term Loan (Germany)(b)	2.25%	8/7/2019		1,616	1,619,990

Telecommunications 0.20%
Activision Blizzard, Inc. Term Loan B	3.25%	10/12/2020		787	793,517
Total Floating Rate Loans (cost $5,544,345)					5,549,796

FOREIGN BOND(d) 0.45%

Netherlands
Ziggo Finance BV† (cost $1,632,804)	6.125%	11/15/2017	EUR	1,250	1,782,305

FOREIGN GOVERNMENT OBLIGATION 0.07%

Brazil
Republic of Brazil(b) (cost $285,194)	8.00%	1/15/2018		$250	278,125

GOVERNMENT SPONSORED ENTERPRISES BOND 0.15%
Federal Home Loan Mortgage Corp. (cost $623,876)	0.875%	3/7/2018		625	607,737

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.40%
Federal Home Loan Mortgage Corp. K005 A1	3.484%	4/25/2019		1,436	1,519,658
Federal Home Loan Mortgage Corp. K006 A1	3.398%	7/25/2019		1,475	1,564,738
Federal Home Loan Mortgage Corp. K008 A1	2.746%	12/25/2019		689	717,163
Federal Home Loan Mortgage Corp. K009 A1	2.757%	5/25/2020		661	688,421
Federal Home Loan Mortgage Corp. K706 A1	1.691%	6/25/2018		615	622,467
Federal National Mortgage Assoc. 2011-M3 A1	2.072%	7/25/2021		694	708,159

See Notes to Financial Statements.	25

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Assoc. 2011-M8 A1	1.977%		8/25/2021	$1,713	$1,730,859
Federal National Mortgage Assoc. 2012-M2 A1	1.824%		2/25/2022	669	664,612
Federal National Mortgage Assoc. 2013-M14 A	1.70%		8/25/2018	829	823,384
Federal National Mortgage Assoc. 2013-M5 ASQ2	0.595%		8/25/2015	495	494,576
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $9,348,071)					9,534,037

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 11.27%
Federal Home Loan Mortgage Corp.	2.363%	#	6/1/2038	263	280,293
Federal Home Loan Mortgage Corp.	2.37%	#	10/1/2035	703	747,023
Federal Home Loan Mortgage Corp.	2.398%	#	4/1/2038	1,051	1,116,095
Federal Home Loan Mortgage Corp.	2.503%	#	12/1/2036	895	948,843
Federal Home Loan Mortgage Corp.	2.515%	#	11/1/2038	991	1,046,651
Federal Home Loan Mortgage Corp.	2.524%	#	12/1/2037	473	501,833
Federal Home Loan Mortgage Corp.	2.533%	#	2/1/2038	826	888,434
Federal Home Loan Mortgage Corp.	2.535%	#	12/1/2035	975	1,041,601
Federal Home Loan Mortgage Corp.	2.542%	#	4/1/2037	265	280,941
Federal Home Loan Mortgage Corp.	2.584%	#	5/1/2035	451	479,624
Federal Home Loan Mortgage Corp.	2.608%	#	4/1/2037	589	623,557
Federal Home Loan Mortgage Corp.	2.609%	#	2/1/2035	1,805	1,909,761
Federal Home Loan Mortgage Corp.	2.619%	#	3/1/2036	657	699,068
Federal Home Loan Mortgage Corp.	2.625%	#	10/1/2038	412	437,270
Federal Home Loan Mortgage Corp.	2.636%	#	12/1/2035	731	785,782
Federal Home Loan Mortgage Corp.	2.641%	#	10/1/2039	623	660,926
Federal Home Loan Mortgage Corp.	2.653%	#	3/1/2038	700	742,455
Federal Home Loan Mortgage Corp.	2.681%	#	5/1/2036	510	546,182
Federal Home Loan Mortgage Corp.	2.74%	#	9/1/2036	800	853,663
Federal Home Loan Mortgage Corp.	2.945%	#	2/1/2037	953	1,019,488
Federal Home Loan Mortgage Corp.	3.332%	#	6/1/2037	362	382,812
Federal Home Loan Mortgage Corp.(a)	5.00%		5/1/2021	134	142,504
Federal Home Loan Mortgage Corp.	5.061%	#	7/1/2036	258	274,593
Federal National Mortgage Assoc.	1.934%	#	11/1/2034	942	996,435
Federal National Mortgage Assoc.	1.935%	#	1/1/2035	860	913,184
Federal National Mortgage Assoc.	2.105%	#	12/1/2035	745	780,873
Federal National Mortgage Assoc.	2.109%	#	6/1/2038	966	1,021,541
Federal National Mortgage Assoc.	2.264%	#	2/1/2036	473	502,381
Federal National Mortgage Assoc.	2.283%	#	1/1/2036	1,527	1,613,243
Federal National Mortgage Assoc.	2.289%	#	3/1/2039	450	477,201
Federal National Mortgage Assoc.	2.331%	#	11/1/2036	1,850	1,968,790

26	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	2.349%	#	8/1/2037	$537	$568,530
Federal National Mortgage Assoc.	2.366%	#	1/1/2038	466	497,818
Federal National Mortgage Assoc.	2.372%	#	4/1/2040	1,605	1,700,786
Federal National Mortgage Assoc.	2.394%	#	3/1/2038	294	316,345
Federal National Mortgage Assoc.	2.397%	#	11/1/2036	208	221,503
Federal National Mortgage Assoc.	2.425%	#	9/1/2038	388	411,040
Federal National Mortgage Assoc.	2.433%	#	11/1/2038	1,714	1,821,519
Federal National Mortgage Assoc.	2.434%	#	1/1/2038	502	534,781
Federal National Mortgage Assoc.	2.441%	#	8/1/2038	279	295,848
Federal National Mortgage Assoc.	2.45%	#	9/1/2037	212	224,138
Federal National Mortgage Assoc.	2.494%	#	2/1/2038	248	262,511
Federal National Mortgage Assoc.	2.505%	#	6/1/2038	207	220,316
Federal National Mortgage Assoc.	2.533%	#	10/1/2036	736	777,047
Federal National Mortgage Assoc.	2.611%	#	11/1/2038	697	738,523
Federal National Mortgage Assoc.	2.688%	#	12/1/2038	252	269,992
Federal National Mortgage Assoc.	2.95%		3/1/2015	1,000	1,018,942
Federal National Mortgage Assoc.	3.18%		11/1/2014	1,127	1,140,194
Federal National Mortgage Assoc.	4.50%		11/1/2018	4,195	4,473,139
Federal National Mortgage Assoc.	5.50%		2/1/2034	1,062	1,171,928
Federal National Mortgage Assoc.	5.50%		8/1/2037	2,051	2,258,745
Federal National Mortgage Assoc.	5.50%		11/1/2034	1,156	1,274,834
Total Government Sponsored Enterprises Pass-Throughs (cost $44,802,162)					44,881,526

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 20.12%
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	454	474,764
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%		7/10/2043	6	5,633
Banc of America Re-REMIC Trust 2011-STRP A3†	2.415%		11/17/2039	238	238,148
Banc of America Re-REMIC Trust 2011-STRP A4†	1.501%		5/17/2046	411	410,808
Boca Hotel Portfolio Trust 2013-BOCA D†	3.217%	#	8/15/2026	360	361,044
CFCRE Commercial Mortgage Trust 2011-C2 A2	3.061%		12/15/2047	400	414,406
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.347%	#	6/15/2022	364	360,058
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	1,630	1,679,897
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	4.814%	#	7/17/2028	226	228,258
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%		2/10/2029	2,135	2,186,620

See Notes to Financial Statements.	27

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2012-9W57 X†	1.399%	#	2/10/2029	$8,000	$325,712
Commercial Mortgage Pass-Through Certificates 2012-CR1 A1	1.116%		5/15/2045	1,054	1,056,667
Commercial Mortgage Pass-Through Certificates 2012-CR3 A2	1.765%		10/15/2045	2,210	2,193,998
Commercial Mortgage Pass-Through Certificates 2012-FL2 A†	2.294%	#	9/17/2029	1,491	1,510,533
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	2,200	2,199,325
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	2,000	1,984,814
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1†	2.13%		2/25/2043	638	581,099
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	2,187	2,299,937
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	1,114	1,176,342
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	1,205	1,257,883
DBUBS Mortgage Trust 2011-LC3A A2	3.642%		8/10/2044	1,850	1,945,307
DDR Corp. 2009-DDR1 A†	3.807%		10/14/2022	2,108	2,144,593
DDR Corp. 2009-DDR1 B†	5.73%		10/14/2022	500	514,797
Del Coronado Trust 2013 HDC A†	0.967%	#	3/15/2026	1,200	1,195,202
Extended Stay America Trust 2013-ESH7 B7	3.604%		12/5/2031	1,000	980,070
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	1,030	1,002,694
Fosse Master Issuer plc 2012-1A 2A2†	1.646%	#	10/18/2054	280	283,830
Fosse Master Issuer plc 2012-1A 2B1†	2.196%	#	10/18/2054	350	356,186
Granite Master Issuer plc 2005-1 A4	0.367%	#	12/20/2054	516	510,331
Granite Master Issuer plc 2005-2 A6	0.427%	#	12/20/2054	275	272,169
Granite Master Issuer plc 2006-4 A4	0.267%	#	12/20/2054	406	400,902
Granite Master Issuer plc 2007-1 3A1	0.367%	#	12/20/2054	97	95,882
Granite Master Issuer plc 2007-2 3A1	0.344%	#	12/17/2054	902	892,607
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	531	543,655
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%		8/10/2043	1,128	1,189,137
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%		12/10/2043	1,651	1,742,372
GS Mortgage Securities Corp. II 2011-GC3 A1†	2.331%		3/10/2044	605	611,318
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%		3/10/2044	1,600	1,677,878
GS Mortgage Securities Corp. II 2011-GC5 A2	2.999%		8/10/2044	1,000	1,040,883
GS Mortgage Securities Corp. II 2013-KYO C†	1.918%	#	11/8/2029	700	697,562
GS Mortgage Securities Trust 2012-GCJ7 A1	1.144%		5/10/2045	1,039	1,042,083
Holmes Master Issuer plc 2010-1A A2†	1.644%	#	10/15/2054	235	235,490

28	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C2 A1†	2.749%		11/15/2043	$1,518	$1,558,149
JPMorgan Chase Commercial Mortgage Securities Corp. 2011-PLSD A2†	3.364%		11/13/2044	2,000	2,098,071
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-C8 A2	1.797%		10/15/2045	2,250	2,246,665
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-LC9 A2	1.677%		12/15/2047	1,100	1,091,077
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LD11 A2	5.798%	#	6/15/2049	462	465,656
Merrill Lynch Floating Trust 2008-LAQA A1†	0.705%	#	7/9/2021	593	592,337
Merrill Lynch Floating Trust 2008-LAQA A2†	0.705%	#	7/9/2021	2,250	2,228,841
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%		7/12/2038	190	190,492
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	3	2,660
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	1,100	1,202,813
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A3FL†	0.379%	#	6/12/2050	89	88,550
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A2	1.972%		8/15/2045	680	691,439
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A2	1.868%		11/15/2045	2,210	2,209,282
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	397	387,334
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%		5/15/2046	1,720	1,721,415
Morgan Stanley Capital I 2007-HQ12 A3	5.601%	#	4/12/2049	955	959,170
Morgan Stanley Capital I 2011-C1 A2†	3.884%		9/15/2047	1,515	1,592,951
Morgan Stanley Capital I 2011-C2 A2†	3.476%		6/15/2044	750	790,558
Morgan Stanley Capital I 2012-STAR A1†	2.084%		8/5/2034	888	873,498
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	1,580	1,623,958
RBSCF Trust 2010-RR3 WBTB†	5.922%	#	2/16/2051	1,500	1,658,546
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	458	424,774
Sequoia Mortgage Trust 2012-6 A2	1.808%		12/25/2042	963	848,675
Sequoia Mortgage Trust 2013-2 A	1.874%		2/25/2043	673	577,009
Silverstone Master Issuer plc 2011-1A†	1.792%	#	1/21/2055	400	403,497
UBS-Barclays Commercial Mortgage Trust 2012-C2 A2	2.113%		5/10/2063	2,100	2,123,550
UBS-Barclays Commercial Mortgage Trust 2012-C4 A2	1.712%		12/10/2045	1,000	997,125

See Notes to Financial Statements.	29

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Vornado DP LLC 2010-VNO A1†	2.97%	9/13/2028	$718	$742,855
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	211	214,722
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	645	703,741
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%	12/15/2043	277	278,938
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%	10/15/2045	540	538,433
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%	2/15/2044	1,500	1,573,713
WF-RBS Commercial Mortgage Trust 2011-C4 A1†	1.607%	6/15/2044	526	530,064
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%	11/15/2044	1,000	1,039,775
WF-RBS Commercial Mortgage Trust 2012-C10 A2	1.765%	12/15/2045	420	416,443
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%	6/15/2045	479	476,398
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%	8/15/2045	1,430	1,432,053
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%	3/15/2045	2,200	2,197,990
Total Non-Agency Commercial Mortgage-Backed Securities (cost $81,251,159)				80,114,111
Total Long-Term Investments (cost $325,350,593)				324,950,709

SHORT-TERM INVESTMENTS 13.94%

COMMERCIAL PAPER 1.70%

Electric: Integrated 0.13%
Ameren Corp.	Zero Coupon	1/15/2014	500	499,874

Energy 1.19%
Nisource Finance Corp.	Zero Coupon	1/13/2014	250	249,950
Nisource Finance Corp.	Zero Coupon	1/3/2014	500	499,991
Nisource Finance Corp.	Zero Coupon	1/2/2014	250	250,000
Nisource Finance Corp.	Zero Coupon	1/6/2014	1,250	1,249,903
Talisman Energy, Inc.	Zero Coupon	1/28/2014	750	749,594
Talisman Energy, Inc.	Zero Coupon	1/17/2014	500	499,850
Talisman Energy, Inc.	Zero Coupon	1/10/2014	750	749,880
Talisman Energy, Inc.	Zero Coupon	1/8/2014	500	499,940
Total				4,749,108

Energy: Exploration & Production 0.19%
Noble Corp.	Zero Coupon	1/9/2014	250	249,975
Noble Corp.	Zero Coupon	1/3/2014	500	499,993
Total				749,968

30	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution 0.19%
DCP Mistream LLC	Zero Coupon		1/17/2014	$750	$749,728
Total Commercial Paper (cost $6,748,547)					6,748,678

CONVERTIBLE BOND 0.32%

Metals/Mining (Excluding Steel)
Goldcorp, Inc. (Canada)(b) (cost $1,254,778)	2.00%		8/1/2014	1,250	1,256,250

CORPORATE BONDS 6.74%

Banking 1.26%
Banco Bradesco SA†	2.338%	#	5/16/2014	1,000	1,001,022
Morgan Stanley	4.75%		4/1/2014	4,000	4,032,048
Total					5,033,070

Electric: Integrated 0.50%
Exelon Generation Co. LLC	5.35%		1/15/2014	2,000	2,003,180

Electric: Power 0.74%
NiSource Finance Corp.	5.40%		7/15/2014	2,875	2,946,082

Electronics 0.50%
Avnet, Inc.	5.875%		3/15/2014	1,969	1,989,267

Food: Wholesale 0.07%
Tate & Lyle International Finance plc (United Kingdom)†(b)	5.00%		11/15/2014	250	258,722

Gas Distribution 0.75%
Buckeye Partners LP	5.30%		10/15/2014	2,161	2,234,003
Midcontinent Express Pipeline LLC†	5.45%		9/15/2014	750	765,973
Total					2,999,976

Media: Services 0.26%
Interpublic Group of Cos., Inc. (The)	6.25%		11/15/2014	1,000	1,043,750

Multi-Line Insurance 0.09%
Hartford Financial Services Group, Inc.	4.75%		3/1/2014	350	352,111

Property & Casualty Insurance 0.67%
Liberty Mutual Group, Inc.†	5.75%		3/15/2014	2,625	2,651,326

See Notes to Financial Statements.	31

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Investment Trusts 1.90%
Hospitality Properties Trust	7.875%	8/15/2014		$2,675	$2,696,794
Reckson Operating Partnership LP	5.875%	8/15/2014		1,000	1,027,622
UDR, Inc.	5.50%	4/1/2014		3,800	3,842,366
Total					7,566,782
Total Corporate Bonds (cost $26,853,076)					26,844,266

FOREIGN GOVERNMENT OBLIGATIONS(d) 5.18%

Nigeria 1.06%
Nigeria Treasury Bill (cost $4,221,206)	Zero Coupon	3/6/2014	NGN	684,300	4,208,558

Turkey 4.12%
Turkey Government Bond (cost $17,479,862)	Zero Coupon	4/9/2014	TRY	36,000	16,409,065
Total Foreign Government Obligations (cost $21,701,068)					20,617,623
Total Short-Term Investments (cost $56,557,469)					55,466,817
Total Investments in Securities 95.56% (cost $381,908,062)					380,417,526
Cash, Foreign Cash and Other Assets in Excess of Liabilities(e) 4.44%					17,683,896
Net Assets 100.00%					$398,101,422

EUR	euro.
NGN	Nigerian naira.
TRY	Turkish lira.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2013.
(a)	Security has been fully or partially segregated to cover margin requirements for open futures contracts and interest rate swaps as of December 31, 2013.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically redetermined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at December 31, 2013.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at December 31, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	UBS AG	1/10/2014	23,420,000	$3,512,824	$3,536,011	$23,187
Brazilian real	Buy	Credit Suisse	3/10/2014	16,870,000	6,978,283	7,036,780	58,497
Chilean peso	Buy	Goldman Sachs	3/10/2014	2,132,000,000	3,982,069	4,027,194	45,125
Chilean peso	Buy	J.P. Morgan	3/10/2014	5,210,000,000	9,660,671	9,841,315	180,644
Colombian peso	Buy	UBS AG	3/10/2014	41,500,000,000	21,194,015	21,427,516	233,501
euro	Buy	Goldman Sachs	1/17/2014	329,000	449,442	452,602	3,160

32	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2013

Open Forward Foreign Currency Exchange Contracts at December 31, 2013: (continued)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Hungarian forint	Buy	Barclays Bank plc	2/10/2014	1,633,000,000	$7,404,798	$7,541,058	$136,260
Hungarian forint	Buy	J.P. Morgan	4/10/2014	1,060,000,000	4,861,268	4,879,537	18,269
Hungarian forint	Buy	Morgan Stanley	1/10/2014	2,970,000,000	13,486,832	13,739,439	252,607
Hungarian forint	Buy	UBS AG	3/10/2014	998,000,000	4,496,678	4,601,615	104,937
Hungarian forint	Buy	UBS AG	2/10/2014	697,400,000	3,137,000	3,220,535	83,535
Indian rupee	Buy	Barclays Bank plc	1/10/2014	22,350,000	353,081	360,835	7,754
Indian rupee	Buy	Barclays Bank plc	1/10/2014	19,700,000	314,893	318,051	3,158
Indian rupee	Buy	Credit Suisse	1/10/2014	69,630,000	1,094,295	1,124,158	29,863
Indian rupee	Buy	J.P. Morgan	2/10/2014	1,026,000,000	16,114,340	16,465,725	351,385
Indian rupee	Buy	J.P. Morgan	3/10/2014	637,100,000	9,982,764	10,167,388	184,624
Mexican peso	Buy	Barclays Bank plc	1/10/2014	4,075,000	309,074	311,928	2,854
Mexican peso	Buy	Barclays Bank plc	3/10/2014	2,625,000	199,603	199,979	376
Mexican peso	Buy	J.P. Morgan	1/10/2014	82,000,000	6,184,121	6,276,842	92,721
Mexican peso	Buy	J.P. Morgan	2/10/2014	132,000,000	9,974,927	10,078,841	103,914
Philippine peso	Buy	Barclays Bank plc	3/10/2014	10,600,000	239,224	240,185	961
Polish zloty	Buy	Goldman Sachs	1/10/2014	49,300,000	15,747,363	16,311,612	564,249
Polish zloty	Buy	J.P. Morgan	1/10/2014	37,850,000	12,435,363	12,523,215	87,852
Polish zloty	Buy	J.P. Morgan	2/10/2014	23,000,000	7,408,932	7,595,077	186,145
Russian ruble	Buy	Barclays Bank plc	3/7/2014	814,800,000	24,285,054	24,559,576	274,522
Singapore dollar	Buy	J.P. Morgan	3/10/2014	255,000	201,254	202,074	820
South Korean won	Buy	Barclays Bank plc	1/10/2014	14,200,000,000	13,246,269	13,462,021	215,752
South Korean won	Buy	Barclays Bank plc	2/10/2014	235,000,000	219,349	223,171	3,822
South Korean won	Buy	J.P. Morgan	2/10/2014	16,585,000,000	15,517,403	15,750,144	232,741
South Korean won	Buy	Morgan Stanley	3/10/2014	6,825,000,000	6,397,038	6,476,224	79,186
South Korean won	Buy	UBS AG	1/10/2014	335,000,000	313,731	317,590	3,859
Taiwan dollar	Buy	Barclays Bank plc	1/10/2014	9,500,000	317,460	318,683	1,223
Turkish lira	Buy	Barclays Bank plc	3/10/2014	1,040,000	476,143	477,140	997
Brazilian real	Sell	Credit Suisse	1/10/2014	3,475,000	1,470,507	1,470,315	192
euro	Sell	Goldman Sachs	3/20/2014	1,025,000	1,410,243	1,410,061	182
Indonesian rupiah	Sell	J.P. Morgan	1/10/2014	51,200,000,000	4,436,742	4,198,498	238,244
Japanese yen	Sell	Goldman Sachs	2/10/2014	217,000,000	2,199,819	2,060,917	138,902
Malaysian ringgit	Sell	Barclays Bank plc	2/10/2014	1,070,000	331,536	325,961	5,575
Mexican peso	Sell	J.P. Morgan	1/10/2014	23,200,000	1,781,311	1,775,887	5,424
Philippine peso	Sell	J.P. Morgan	1/10/2014	7,365,000	166,542	166,129	413
Singapore dollar	Sell	Goldman Sachs	3/10/2014	10,435,000	8,309,464	8,269,175	40,289
South African rand	Sell	Goldman Sachs	1/10/2014	14,100,000	1,353,689	1,342,793	10,896
Taiwan dollar	Sell	Barclays Bank plc	3/10/2014	55,230,000	1,876,656	1,853,762	22,894

See Notes to Financial Statements.	33

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2013

Open Forward Foreign Currency Exchange Contracts at December 31, 2013: (continued)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Taiwan dollar	Sell	J.P. Morgan	1/10/2014	189,500,000	$6,437,914	$6,356,888	$81,026
Thai baht	Sell	UBS AG	1/10/2014	5,365,000	166,460	163,213	3,247
Thai baht	Sell	UBS AG	1/10/2014	39,800,000	1,220,485	1,210,791	9,694
Turkish lira	Sell	Barclays Bank plc	2/10/2014	8,745,000	4,243,730	4,036,884	206,846
Turkish lira	Sell	Barclays Bank plc	1/10/2014	1,484,000	718,596	689,436	29,160
Turkish lira	Sell	Goldman Sachs	1/10/2014	600,000	288,782	278,748	10,034
Turkish lira	Sell	J.P. Morgan	1/10/2014	433,000	207,774	201,163	6,611
Turkish lira	Sell	J.P. Morgan	2/10/2014	1,965,000	936,788	907,087	29,701
Turkish lira	Sell	UBS AG	1/10/2014	341,000	167,132	158,422	8,710
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$4,416,540

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Argentine peso	Buy	J.P. Morgan	2/10/2014	44,535,000	$6,532,932	$6,304,874	$(228,058)
Argentine peso	Buy	J.P. Morgan	3/10/2014	133,600,000	18,552,979	18,114,450	(438,529)
Brazilian real	Buy	Barclays Bank plc	2/10/2014	520,000	220,545	218,331	(2,214)
Brazilian real	Buy	Goldman Sachs	1/10/2014	21,750,000	9,508,197	9,202,693	(305,504)
Brazilian real	Buy	Goldman Sachs	1/10/2014	500,000	223,268	211,556	(11,712)
Brazilian real	Buy	J.P. Morgan	2/10/2014	25,915,000	11,288,496	10,880,845	(407,651)
Brazilian real	Buy	Morgan Stanley	2/10/2014	495,000	208,526	207,834	(692)
Chilean peso	Buy	J.P. Morgan	1/10/2014	623,500,000	1,225,384	1,185,647	(39,737)
Chilean peso	Buy	J.P. Morgan	2/10/2014	4,200,000,000	8,094,825	7,958,408	(136,417)
Chilean peso	Buy	UBS AG	2/10/2014	2,200,000,000	4,184,498	4,168,690	(15,808)
Chilean peso	Buy	UBS AG	2/10/2014	4,400,000,000	8,365,019	8,337,380	(27,639)
Colombian peso	Buy	J.P. Morgan	3/10/2014	460,000,000	238,018	237,510	(508)
Colombian peso	Buy	UBS AG	2/10/2014	3,478,000,000	1,815,619	1,799,796	(15,823)
Colombian peso	Buy	UBS AG	2/10/2014	727,000,000	377,662	376,208	(1,454)
Indonesian rupiah	Buy	Barclays Bank plc	1/10/2014	105,000,000,000	8,986,648	8,610,200	(376,448)
Indonesian rupiah	Buy	Barclays Bank plc	1/10/2014	5,900,000,000	537,111	483,811	(53,300)
Indonesian rupiah	Buy	Goldman Sachs	2/10/2014	181,250,000,000	15,818,642	14,728,288	(1,090,354)
Indonesian rupiah	Buy	Morgan Stanley	3/10/2014	8,000,000,000	656,922	644,826	(12,096)
Japanese yen	Buy	Goldman Sachs	2/10/2014	12,400,000	124,452	117,767	(6,685)
Malaysian ringgit	Buy	Barclays Bank plc	2/10/2014	21,000,000	6,587,615	6,397,368	(190,247)
Mexican peso	Buy	Barclays Bank plc	1/10/2014	58,000,000	4,468,391	4,439,718	(28,673)
Mexican peso	Buy	Barclays Bank plc	1/10/2014	4,065,000	313,330	311,163	(2,167)

34	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2013

Open Forward Foreign Currency Exchange Contracts at December 31, 2013: (continued)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Mexican peso	Buy	Barclays Bank plc	3/10/2014	5,200,000	$396,571	$396,148	$(423)
Mexican peso	Buy	J.P. Morgan	3/10/2014	169,900,000	12,944,634	12,943,380	(1,254)
Mexican peso	Buy	Morgan Stanley	2/10/2014	3,810,000	293,704	290,912	(2,792)
Peruvian Nuevo sol	Buy	UBS AG	2/10/2014	11,600,000	4,134,735	4,121,404	(13,331)
Philippine peso	Buy	Barclays Bank plc	2/10/2014	521,000,000	12,095,183	11,794,669	(300,514)
Philippine peso	Buy	Barclays Bank plc	3/10/2014	275,000,000	6,291,466	6,231,212	(60,254)
Philippine peso	Buy	J.P. Morgan	1/10/2014	173,000,000	3,990,773	3,902,274	(88,499)
Polish zloty	Buy	Deutsche Bank	2/10/2014	720,000	239,064	237,759	(1,305)
Russian ruble	Buy	Barclays Bank plc	2/10/2014	126,300,000	3,826,113	3,817,720	(8,393)
Russian ruble	Buy	J.P. Morgan	3/7/2014	6,615,000	199,632	199,388	(244)
Russian ruble	Buy	J.P. Morgan	3/7/2014	7,875,000	238,370	237,367	(1,003)
South African rand	Buy	Deutsche Bank	2/10/2014	43,550,000	4,178,046	4,128,980	(49,066)
South African rand	Buy	Deutsche Bank	3/10/2014	154,200,000	14,577,616	14,559,243	(18,373)
South African rand	Buy	Deutsche Bank	1/10/2014	3,135,000	314,327	298,557	(15,770)
South African rand	Buy	Deutsche Bank	2/10/2014	41,300,000	4,014,072	3,915,657	(98,415)
South African rand	Buy	Deutsche Bank	2/10/2014	3,425,000	335,256	324,725	(10,531)
South African rand	Buy	Goldman Sachs	3/10/2014	3,365,000	318,375	317,716	(659)
South African rand	Buy	J.P. Morgan	1/10/2014	35,700,000	3,488,111	3,399,838	(88,273)
South African rand	Buy	UBS AG	2/10/2014	4,280,000	416,473	405,787	(10,686)
South Korean won	Buy	J.P. Morgan	3/10/2014	210,000,000	199,534	199,268	(266)
Thai baht	Buy	Barclays Bank plc	3/10/2014	275,000,000	8,443,353	8,343,336	(100,017)
Thai baht	Buy	J.P. Morgan	2/10/2014	75,000,000	2,387,015	2,278,294	(108,721)
Thai baht	Buy	J.P. Morgan	3/10/2014	373,000,000	11,434,703	11,316,598	(118,105)
Thai baht	Buy	UBS AG	1/10/2014	158,800,000	5,064,260	4,830,997	(233,263)
Turkish lira	Buy	Barclays Bank plc	1/10/2014	2,408,000	1,176,545	1,118,707	(57,838)
Turkish lira	Buy	Deutsche Bank	2/10/2014	430,000	209,793	198,497	(11,296)
Turkish lira	Buy	Goldman Sachs	1/10/2014	450,000	224,655	209,061	(15,594)
Turkish lira	Buy	J.P. Morgan	2/10/2014	11,395,000	5,470,066	5,260,182	(209,884)
Turkish lira	Buy	J.P. Morgan	3/10/2014	17,200,000	8,258,193	7,891,161	(367,032)
Argentine peso	Sell	J.P. Morgan	1/10/2014	6,575,000	982,810	992,710	(9,900)
Chilean peso	Sell	J.P. Morgan	1/10/2014	623,500,000	1,171,552	1,185,647	(14,095)
Chilean peso	Sell	J.P. Morgan	2/10/2014	210,000,000	393,111	397,920	(4,809)
Colombian peso	Sell	UBS AG	2/10/2014	2,320,000,000	1,192,189	1,200,554	(8,365)
euro	Sell	Goldman Sachs	1/17/2014	329,000	443,745	452,602	(8,857)
euro	Sell	J.P. Morgan	2/10/2014	1,555,000	2,101,850	2,139,178	(37,328)
euro	Sell	J.P. Morgan	3/10/2014	4,460,000	6,082,713	6,135,485	(52,772)
Hungarian forint	Sell	J.P. Morgan	1/10/2014	261,000,000	1,191,203	1,207,405	(16,202)

See Notes to Financial Statements.	35

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2013

Open Forward Foreign Currency Exchange Contracts at December 31, 2013: (concluded)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Indian rupee	Sell	Barclays Bank plc	1/10/2014	89,700,000	$1,430,211	$1,448,183	$(17,972)
Indonesian rupiah	Sell	J.P. Morgan	1/10/2014	13,550,000,000	1,109,383	1,111,126	(1,743)
Peruvian Nuevo sol	Sell	UBS AG	2/10/2014	11,600,000	4,106,195	4,121,404	(15,209)
Philippine peso	Sell	Barclays Bank plc	1/10/2014	47,800,000	1,073,241	1,078,201	(4,960)
Polish zloty	Sell	Credit Suisse	1/10/2014	4,610,000	1,512,014	1,525,285	(13,271)
Polish zloty	Sell	J.P. Morgan	1/10/2014	1,300,000	413,172	430,124	(16,952)
Polish zloty	Sell	J.P. Morgan	1/10/2014	885,000	290,602	292,815	(2,213)
Polish zloty	Sell	J.P. Morgan	1/10/2014	15,335,000	5,048,352	5,073,805	(25,453)
Russian ruble	Sell	J.P. Morgan	2/10/2014	45,000,000	1,352,544	1,360,233	(7,689)
South Korean won	Sell	Barclays Bank plc	1/10/2014	1,850,000,000	1,740,718	1,753,855	(13,137)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(5,654,444)

Open Futures Contracts at December 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2014	310	Short	$(68,141,875)	$112,370
U.S. 5-Year Treasury Note	March 2014	465	Short	(55,480,313)	690,881
U.S. 10-Year Treasury Note	March 2014	24	Short	(2,953,125)	53,960
Totals				$(126,575,313)	$857,211

Credit Default Swaps on Indexes - Sell Protection at December 31, 2013(1):

Referenced Index	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)
Markit CMBX. NA.AAA.2(5)	.07%	3/15/2049	$500,000	$486,936	$495,200	$12,161	$7,361
Markit CMBX. NA.AAA.3(5)	.08%	12/13/2049	1,000,000	995,028	983,600	35,287	18,887
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	500,000	486,936	495,200	13,980	9,180
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	1,300,000	1,266,033	1,287,520	69,852	57,372
						$131,280	$92,800

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(n)).

36	See Notes to Financial Statements.

Schedule of Investments (concluded)

EMERGING MARKETS CURRENCY FUND December 31, 2013

(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $92,800. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Swap Counterparty: Credit Suisse.
(6)	Swap Counterparty: Morgan Stanley.
(7)	Swap Counterparty: UBS AG.

Open Interest Rate Swap Contract at December 31, 2013:

Periodic Payments to be Made By The Fund	Periodic Payments to be Received By The Fund	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
0.535%	3-Month LIBOR Index	8/23/2015	$23,000,000	$22,950,226	$(49,774)

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$55,342,767	$—	$55,342,767
Corporate Bonds	—	153,704,571	—	153,704,571
Floating Rate Loans		5,549,796		5,549,796
Foreign Bond	—	1,782,305	—	1,782,305
Foreign Government Obligation	—	20,895,748	—	20,895,748
Government Sponsored Enterprises Bond	—	607,737	—	607,737
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	9,534,037	—	9,534,037
Government Sponsored Enterprises Pass-throughs	—	44,881,526	—	44,881,526
Non-Agency Commercial Mortgage-Backed Securities	—	80,114,111	—	80,114,111
Commercial Paper	—	6,748,678	—	6,748,678
Convertible Bonds	—	1,256,250	—	1,256,250
Total	$—	$380,417,526	$—	$380,417,526
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$4,416,540	$—	$4,416,540
Liabilities	—	(5,654,444)	—	(5,654,444)
Futures Contracts
Assets	857,211	—	—	857,211
Liabilities	—	—	—	—
Credit Default Swaps
Assets	—	92,800	—	92,800
Liabilities	—	—	—	—
Interest Rate Swaps
Assets	—	—	—	—
Liabilities	—	(49,774)	—	(49,774)
Total	$857,211	$(1,194,878)	$—	$(337,667)

(1)	Refer to note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the fiscal year ended December 31, 2013.

See Notes to Financial Statements.	37

Schedule of Investments

EMERGING MARKETS LOCAL BOND FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 89.00%

FOREIGN CORPORATE BONDS(a) 15.08%

Brazil: 1.68%

Banks: Diversified
Banco do Brasil SA	9.75%	7/18/2017	BRL	155	$63,235
Itau Unibanco Holding SA†	10.50%	11/23/2015	BRL	160	67,140
Total					130,375

Luxembourg 3.23%

Banks: Diversified
Russian Agricultural Bank OJSC Via RSHB Capital SA†	8.625%	2/17/2017	RUB	3,300	99,459
Sberbank of Russia Via SB Capital SA	7.00%	1/31/2016	RUB	5,000	151,728
Total					251,187

Mexico 5.48%

Media 1.31%
Grupo Televisa SAB	8.49%	5/11/2037	MXN	1,400	101,510

Oil: Integrated International 2.79%
Petroleos Mexicanos†	7.65%	11/24/2021	MXN	2,750	217,156

Telecommunications 1.38%
America Movil SAB de CV	9.00%	1/15/2016	MXN	1,300	107,624
Total					426,290

South Africa 3.12%

Electric: Power 1.94%
Eskom Holdings SOC Ltd.	Zero Coupon	12/31/2018	ZAR	800	48,598
Eskom Holdings SOC Ltd.	9.25%	4/20/2018	ZAR	1,000	102,251
Total					150,849

Transportation: Miscellaneous 1.18%
Transnet SOC Ltd.	8.90%	11/14/2027	ZAR	1,000	91,908
Total					242,757

Turkey 1.57%

Banks: Diversified
Akbank TAS†	7.50%	2/5/2018	TRY	305	122,007
Total Foreign Corporate Bonds (cost $1,231,597)					1,172,616

38	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(a) 73.92%

Brazil 7.40%
Brazil Letras do Tesouro Nacional	Zero Coupon	1/1/2016	BRL	905	$307,178
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2017	BRL	250	100,436
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2021	BRL	230	84,983
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2023	BRL	230	82,582
Total					575,179

Chile 1.37%
Bonos del Banco Central de Chile en Pesos	6.00%	1/1/2015	CLP	55,000	106,253

Colombia 5.70%
Colombian TES Series B	7.00%	5/4/2022	COP	135,000	70,997
Colombian TES Series B	11.00%	7/24/2020	COP	295,000	187,486
Republic of Colombia	12.00%	10/22/2015	COP	316,000	185,138
Total					443,621

Hungary 4.37%
Hungary Government Bond	6.00%	11/24/2023	HUF	11,000	52,362
Hungary Government Bond	6.75%	11/24/2017	HUF	25,730	129,199
Hungary Government Bond	7.50%	11/12/2020	HUF	11,200	58,441
Hungary Government Bond	7.75%	8/24/2015	HUF	20,220	100,148
Total					340,150

Indonesia 4.77%
Indonesia Treasury Bond	7.00%	5/15/2022	IDR	1,552,000	116,582
Indonesia Treasury Bond	9.50%	7/15/2031	IDR	1,510,000	129,659
Indonesia Treasury Bond	10.00%	2/15/2028	IDR	1,410,000	125,031
Total					371,272

Malaysia 7.22%
Malaysia Government Bond	3.48%	3/15/2023	MYR	370	107,567
Malaysia Government Bond	3.835%	8/12/2015	MYR	505	155,461
Malaysia Government Bond	4.012%	9/15/2017	MYR	312	96,456
Malaysia Government Bond	4.378%	11/29/2019	MYR	650	202,439
Total					561,923

Mexico 4.23%
Mexican Bonos	5.00%	6/15/2017	MXN	1,000	77,285
Mexican Bonos	7.75%	11/13/2042	MXN	200	15,674
Mexican Bonos	7.75%	5/29/2031	MXN	600	48,201

See Notes to Financial Statements.	39

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Mexico (continued)
Mexican Bonos	8.00%	12/7/2023	MXN	1,200	$102,409
Mexican Bonos	8.50%	11/18/2038	MXN	570	48,439
Mexican Bonos	8.50%	5/31/2029	MXN	420	36,618
Total					328,626

Peru 0.59%
Peru Government Bond	6.85%	2/12/2042	PEN	132	45,792

Philippines 1.54%
Republic of Philippines	4.95%	1/15/2021	PHP	5,000	119,698

Poland 11.72%
Poland Government Bond	3.75%	4/25/2018	PLN	810	270,473
Poland Government Bond	5.00%	4/25/2016	PLN	380	131,381
Poland Government Bond	5.25%	10/25/2020	PLN	155	55,103
Poland Government Bond	5.50%	4/25/2015	PLN	875	299,950
Poland Government Bond	5.75%	9/23/2022	PLN	423	154,692
Total					911,599

Romania 0.83%
Romania Government Bond	5.85%	4/26/2023	RON	200	64,381

Russia 7.29%
Russian Federal Bond - OFZ	7.50%	3/15/2018	RUB	6,220	194,102
Russian Federal Bond - OFZ	7.60%	4/14/2021	RUB	5,300	163,636
Russian Federal Bond - OFZ	8.15%	2/3/2027	RUB	6,640	208,945
Total					566,683

South Africa 5.84%
Republic of South Africa	6.25%	3/31/2036	ZAR	865	60,713
Republic of South Africa	7.00%	2/28/2031	ZAR	920	73,260
Republic of South Africa	7.25%	1/15/2020	ZAR	1,490	140,674
Republic of South Africa	10.50%	12/21/2026	ZAR	825	92,813
Republic of South Africa	13.50%	9/15/2015	ZAR	815	86,793
Total					454,253

Thailand 6.81%
Bank of Thailand	3.05%	7/23/2016	THB	5,900	180,763
Thailand Government Bond	3.58%	12/17/2027	THB	1,720	49,458
Thailand Government Bond	3.625%	6/16/2023	THB	2,890	86,251
Thailand Government Bond	3.65%	12/17/2021	THB	3,125	94,572

40	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Thailand (continued)
Thailand Government Bond	3.875%	6/13/2019	THB	3,810	$118,767
Total					529,811

Turkey 4.24%
Turkey Government Bond	7.10%	3/8/2023	TRY	265	101,290
Turkey Government Bond	9.00%	1/27/2016	TRY	370	169,487
Turkey Government Bond	10.50%	1/15/2020	TRY	124	59,115
Total					329,892
Total Foreign Government Obligations (cost $5,918,460)					5,749,133
Total Long-Term Investments (cost $7,150,057)					6,921,749

SHORT-TERM INVESTMENTS 5.68%

FOREIGN CORPORATE BOND(a) 2.87%

Malaysia

Banks: Diversified
Bank Negara Malaysia Monetary Notes (cost $228,268)	Zero Coupon	1/9/2014	MYR	731	223,043

FOREIGN GOVERNMENT OBLIGATION(a) 2.81%

Nigeria
Nigeria Treasury Bill (cost $213,753)	Zero Coupon	5/22/2014	NGN	36,550	218,277
Total Short-Term Investments (cost $442,021)					441,320
Total Investments in Securities 94.68% (cost $7,592,078)					7,363,069
Cash, Foreign Cash and Other Assets in Excess of Liabilities(b) 5.32%					414,127
Net Assets 100.00%					$7,777,196

See Notes to Financial Statements.	41

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2013

BRL	Brazilian real.
CLP	Chilean peso.
COP	Colombian peso.
HUF	Hungarian forint.
IDR	Indonesian rupiah.
MXN	Mexican peso.
MYR	Malaysian ringgit.
NGN	Nigerian naira.
PEN	Peruvian nuevo sol.
PHP	Philippine peso.
PLN	Polish zloty.
RON	Romanian new leu.
RUB	Russian ruble.
THB	Thai baht.
TRY	Turkish lira.
ZAR	South African rand.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at December 31, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Buy	Morgan Stanley	3/24/2014	40,000	$16,490	$16,629	$139
Chilean peso	Buy	Goldman Sachs	3/20/2014	33,000,000	61,786	62,267	481
Hungarian forint	Buy	Deutsche Bank	2/19/2014	25,365,000	114,033	117,075	3,042
Hungarian forint	Buy	Morgan Stanley	2/19/2014	1,860,000	8,428	8,585	157
Hungarian forint	Buy	Morgan Stanley	2/19/2014	2,955,000	13,318	13,639	321
Mexican peso	Buy	Deutsche Bank	3/3/2014	660,000	50,010	50,308	298
Mexican peso	Buy	Morgan Stanley	3/3/2014	210,000	16,006	16,007	1
Peruvian nuevo sol	Buy	Goldman Sachs	2/19/2014	237,000	83,924	84,094	170
Polish zloty	Buy	Goldman Sachs	1/10/2014	378,000	122,517	125,067	2,550
Romanian new leu	Buy	Goldman Sachs	2/19/2014	330,000	99,672	101,337	1,665
Russian ruble	Buy	Morgan Stanley	2/3/2014	600,000	18,083	18,154	71
Thai baht	Buy	Morgan Stanley	3/13/2014	1,300,000	39,216	39,436	220
Brazilian real	Sell	Credit Suisse	1/10/2014	232,000	98,400	98,162	238
Indonesian rupiah	Sell	Deutsche Bank	1/9/2014	1,325,000,000	114,818	108,684	6,134
Russian ruble	Sell	Morgan Stanley	2/3/2014	2,320,000	71,175	70,195	980
Turkish lira	Sell	Deutsche Bank	2/18/2014	183,000	88,224	84,328	3,896
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$20,363

42	See Notes to Financial Statements.

Schedule of Investments (concluded)

EMERGING MARKETS LOCAL BOND FUND December 31, 2013

Open Forward Foreign Currency Exchange Contracts at December 31, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Buy	Credit Suisse	1/10/2014	65,000	$27,655	$27,502	$(153)
Brazilian real	Buy	Goldman Sachs	1/10/2014	255,000	111,476	107,894	(3,582)
Indonesian rupiah	Buy	Deutsche Bank	1/9/2014	2,180,000,000	187,688	178,816	(8,872)
Malaysian ringgit	Buy	Morgan Stanley	1/10/2014	172,000	52,907	52,491	(416)
Mexican peso	Buy	Morgan Stanley	3/3/2014	680,000	52,257	51,832	(425)
South African rand	Buy	Deutsche Bank	2/21/2014	45,000	4,315	4,260	(55)
South African rand	Buy	Deutsche Bank	2/21/2014	324,000	31,448	30,669	(779)
South African rand	Buy	Goldman Sachs	2/21/2014	215,000	20,845	20,351	(494)
Thai baht	Buy	Morgan Stanley	3/13/2014	1,425,000	44,022	43,228	(794)
Turkish lira	Buy	Deutsche Bank	2/18/2014	19,000	9,290	8,755	(535)
Turkish lira	Buy	Morgan Stanley	2/18/2014	701,000	339,509	323,029	(16,480)
Colombian peso	Sell	Goldman Sachs	3/6/2014	264,000,000	135,412	136,341	(929)
Colombian peso	Sell	Goldman Sachs	3/6/2014	118,000,000	60,204	60,940	(736)
Colombian peso	Sell	Morgan Stanley	3/6/2014	140,000,000	71,368	72,302	(934)
Philippine peso	Sell	Morgan Stanley	3/20/2014	7,920,000	178,218	179,473	(1,255)
Polish zloty	Sell	Goldman Sachs	1/10/2014	360,000	114,991	119,111	(4,120)
Polish zloty	Sell	Morgan Stanley	1/10/2014	240,000	76,438	79,407	(2,969)
Romanian new leu	Sell	Goldman Sachs	2/19/2014	185,000	55,766	56,810	(1,044)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(44,572)

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$—	$1,395,659	$—	$1,395,659
Foreign Government Obligations	—	5,967,410	—	5,967,410
Total	$—	$7,363,069	$—	$7,363,069
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$20,363	$—	$20,363
Liabilities	—	(44,572)	—	(44,572)
Total	$—	$(24,209)	$—	$(24,209)

(1)	Refer to note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended December 31, 2013.

See Notes to Financial Statements.	43

Schedule of Investments

MULTI-ASSET GLOBAL OPPORTUNITY FUND (formerly, GLOBAL ALLOCATION FUND) December 31, 2013

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.71%
Lord Abbett Affiliated Fund, Inc. – Class I(b)	270,769	$4,229
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund – Class I(c)	55,084	1,178
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund – Class I(c)	1,232,655	25,565
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund – Class I(d)	6,035,185	37,660
Lord Abbett Investment Trust-High Yield Fund – Class I(e)	2,923,676	22,922
Lord Abbett Municipal Income Fund, Inc.-High Yield Municipal Bond Fund – Class I(f)	452,119	4,869
Lord Abbett Securities Trust-International Dividend Income Fund – Class I(g)	9,884,120	89,649
Lord Abbett Mid Cap Stock Fund, Inc. – Class I(h)	1,430,354	33,070
Lord Abbett Investment Trust-Short Duration Income Fund – Class I(i)	1,887,580	8,588
Total Investments in Underlying Funds (cost $206,989,373)		227,730
Cash and Other Assets in Excess of Liabilities 0.29%		671
Net Assets 100.00%		$228,401

(a)	Affiliated issuers (See Note 12).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek a high level of income exempt from federal income tax.
(g)	Fund investment objective is to seek a high level of total return.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$227,730	$—	$—	$227,730

(1)	Refer to note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of the Underlying Funds.
(3)	There were no level transfers during the fiscal year ended December 31, 2013.

44	See Notes to Financial Statements.

Statements of Assets and Liabilities

December 31, 2013

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
ASSETS:
Investments in securities, at cost	$10,828,434	$381,908,062
Investments in securities, at fair value	$10,808,682	$380,417,526
Cash	2,389,953	16,587,511
Foreign cash, at value (cost $0 and $18,795, respectively)	—	18,349
Deposits with brokers for derivatives collateral	—	1,800,000
Receivables:
Interest and dividends	145,981	2,724,984
Investment securities sold	396,817	536,742
Capital shares sold	16,176	1,569,345
From advisor (See Note 3)	26,626	—
Variation margin for interest rate swaps	—	12,450
Variation margin for futures contracts	—	47,600
Unrealized appreciation on forward foreign currency exchange contracts	—	4,416,540
Unrealized appreciation on credit default swaps	—	92,800
Prepaid expenses	68,461	26,417
Total assets	13,852,696	408,250,264
LIABILITIES:
Payables:
Investment securities purchased	3,772,291	1,941,381
Capital shares reacquired	—	1,064,773
Management fee	4,410	174,253
12b-1 distribution fees	743	33,337
Directors’ fees	—	57,832
Fund administration	252	13,940
To affiliate (See Note 3)	—	27,733
Unrealized depreciation on forward foreign currency exchange contracts	—	5,654,444
Upfront payments received from credit default swaps, net of amortization	—	131,280
Distributions payable	15,144	895,615
Accrued expenses	27,250	154,254
Total liabilities	3,820,090	10,148,842
NET ASSETS	$10,032,606	$398,101,422
COMPOSITION OF NET ASSETS:
Paid-in capital	$10,052,503	$423,199,923
Undistributed (distributions in excess of) net investment income	527	(1,903,398)
Accumulated net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(672)	(21,371,351)
Net unrealized depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(19,752)	(1,823,752)
Net Assets	$10,032,606	$398,101,422

See Notes to Financial Statements.	45

Statements of Assets and Liabilities (continued)

December 31, 2013

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund

Net assets by class:
Class A Shares	$4,834,607	$47,960,853
Class B Shares	—	$695,553
Class C Shares	$99,900	$17,377,859
Class F Shares	$99,957	$36,180,948
Class I Shares	$4,798,216	$295,136,189
Class P Shares	—	$7,875
Class R2 Shares	$99,963	$247,871
Class R3 Shares	$99,963	$494,274
Outstanding shares by class:
Class A Shares (350 and 415 million shares of common stock authorized, $.001 par value)	322,973	7,671,424
Class B Shares (0 and 30 million shares of common stock authorized, $.001 par value)	—	110,751
Class C Shares (85 and 100 million shares of common stock authorized, $.001 par value)	6,674	2,763,544
Class F Shares (85 and 100 million shares of common stock authorized, $.001 par value)	6,677	5,791,704
Class I Shares (85 and 100 million shares of common stock authorized, $.001 par value)	320,537	47,305,301
Class P Shares (0 and 20 million shares of common stock authorized, $.001 par value)	—	1,260
Class R2 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	6,678	39,585
Class R3 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	6,678	79,254
Net asset value, offering and redemption price per share
(Net assets divided by outstanding shares):
Class A Shares-Net asset value	$14.97	$6.25
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 2.25%)	$15.31	$6.39
Class B Shares-Net asset value	—	$6.28
Class C Shares-Net asset value	$14.97	$6.29
Class F Shares-Net asset value	$14.97	$6.25
Class I Shares-Net asset value	$14.97	$6.24
Class P Shares-Net asset value	—	$6.25
Class R2 Shares-Net asset value	$14.97	$6.26
Class R3 Shares-Net asset value	$14.97	$6.24

46	See Notes to Financial Statements.

Statements of Assets and Liabilities (continued)

December 31, 2013

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund*
ASSETS:
Investments in securities, at cost	$7,592,078	$206,989,373
Investments in securities, at fair value	$7,363,069	$227,730,093
Cash	328,317	168,805
Foreign cash, at value (cost $20,532 and $0, respectively)	19,686	—
Receivables:
Interest and dividends	144,486	702,954
Investment securities sold	38,613	—
Capital shares sold	61,420	2,965,327
From advisor (See Note 3)	18,088	—
From affiliates (See Note 3)	—	45,543
Unrealized appreciation on forward foreign currency exchange contracts	20,363	—
Prepaid expenses	54,416	15,126
Total assets	8,048,458	231,627,848
LIABILITIES:
Payables:
Investment securities purchased	100,476	762,327
Capital shares reacquired	13,343	253,751
Management fee	4,621	13,208
Offering costs	4,264	—
12b-1 distribution fees	1,269	70,877
Directors’ fees	151	38,839
Fund administration	264	—
Unrealized depreciation on forward foreign currency exchange contracts	44,572	—
Distributions payable	36,533	1,982,380
Accrued expenses	65,769	105,810
Total liabilities	271,262	3,227,192
NET ASSETS	$7,777,196	$228,400,656
COMPOSITION OF NET ASSETS:
Paid-in capital	$8,063,881	$210,816,636
Distributions in excess of net investment income	(3,393)	(38,839)
Accumulated net realized loss on investments and foreign currency related transactions	(27,655)	(3,117,786)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(255,637)	20,740,645
Net Assets	$7,777,196	$228,400,656

See Notes to Financial Statements.	47

Statements of Assets and Liabilities (concluded)

December 31, 2013

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund*

Net assets by class:
Class A Shares	$4,950,489	$139,986,322
Class B Shares	$—	$6,019,965
Class C Shares	$225,685	$35,962,950
Class F Shares	$116,469	$6,472,163
Class I Shares	$2,286,297	$34,085,814
Class R2 Shares	$99,103	$88,811
Class R3 Shares	$99,153	$5,784,631
Outstanding shares by class:
Class A Shares (350 million and 430 million shares of common stock authorized, $.001 par value)	344,086	11,209,529
Class B Shares (0 and 15 million shares of common stock authorized, $.001 par value)	—	525,130
Class C Shares (85 million and 20 million shares of common stock authorized, $.001 par value)	15,689	3,134,723
Class F Shares (85 million and 20 million shares of common stock authorized, $.001 par value)	8,098	518,181
Class I Shares (85 million and 15 million shares of common stock authorized, $.001 par value)	158,937	2,713,706
Class R2 Shares (15 million and 20 million shares of common stock authorized, $.001 par value)	6,890	6,984.666
Class R3 Shares (15 million and 20 million shares of common stock authorized, $.001 par value)	6,894	460,828
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$14.39	$12.49
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$14.72	$12.78
Class B Shares-Net asset value	—	$11.46
Class C Shares-Net asset value	$14.38	$11.47
Class F Shares-Net asset value	$14.38	$12.49
Class I Shares-Net asset value	$14.38	$12.56
Class R2 Shares-Net asset value	$14.38	$12.72
Class R3 Shares-Net asset value	$14.38	$12.55
*	Formerly, Global Allocation Fund.

48	See Notes to Financial Statements.

Statements of Operations

For the Year Ended December 31, 2013

	Emerging Markets Corporate Debt Fund*	Emerging Markets Currency Fund
Investment income:
Interest and other (net of foreign withholding taxes of $28 and $0, respectively)	$18,180	$8,604,553
Total investment income	18,180	8,604,553
Expenses:
Management fee	4,410	2,182,556
12b-1 distribution plan-Class A	605	131,744
12b-1 distribution plan-Class B	—	9,424
12b-1 distribution plan-Class C	63	203,630
12b-1 distribution plan-Class F	6	58,066
12b-1 distribution plan-Class P	—	44
12b-1 distribution plan-Class R2	—	1,490
12b-1 distribution plan-Class R3	—	2,385
Shareholder servicing	150	298,446
Professional	25,050	78,122
Reports to shareholders	500	69,548
Fund administration	252	174,604
Custody	150	101,552
Directors’ fees	—	18,067
Registration	1,300	84,910
Subsidy (See Note 3)	—	446,271
Other	100	19,716
Gross expenses	32,586	3,880,575
Expense reductions (See Note 9)	—	(173)
Management fee waived and expenses reimbursed (See Note 3)	(26,557)	—
Net expenses	6,029	3,880,402
Net investment income	12,151	4,724,151
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	2,174	(8,000,393)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(19,752)	(10,389,791)
Net realized and unrealized loss	(17,578)	(18,390,184)
Net Decrease in Net Assets Resulting From Operations	$(5,427)	$(13,666,033)
*	For the period December 6, 2013 (commencement of operations) to December 31, 2013.

See Notes to Financial Statements.	49

Statements of Operations (concluded)

For the Year Ended December 31, 2013

	Emerging Markets Local Bond Fund*	Multi-Asset Global Opportunity Fund**
Investment income:
Dividends received from Underlying Funds	$—	$7,012,015
Interest and other (net of foreign withholding taxes of $4,679 and $0, respectively)	216,095	126
Total investment income	216,095	7,012,141
Expenses:
Management fee	26,000	499,337
12b-1 distribution plan-Class A	4,504	310,119
12b-1 distribution plan-Class B	—	65,073
12b-1 distribution plan-Class C	768	310,836
12b-1 distribution plan-Class F	56	3,851
12b-1 distribution plan-Class R2	315	633
12b-1 distribution plan-Class R3	263	25,696
Shareholder servicing	10,003	353,775
Professional	49,227	35,585
Reports to shareholders	12,000	40,923
Fund administration	1,486	—
Custody	21,361	9,665
Directors’ fees	183	13,599
Registration	47,249	77,420
Offering costs	11,932	—
Other	7,040	14,842
Gross expenses	192,387	1,761,354
Expense reductions (See Note 9)	(3)	(186)
Expenses assumed by Underlying Funds (See Note 3)	—	(545,623)
Management fee waived and expenses reimbursed (See Note 3)	(155,856)	(371,862)
Net expenses	36,528	843,683
Net investment income	179,567	6,168,458
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	—	2,994,619
Net realized gain on investments (net of foreign capital gains tax of $1,008 and $0, respectively) and foreign currency related transactions	14,479	2,134,648 ***
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(255,637)	15,703,811
Net realized and unrealized gain (loss)	(241,158)	20,833,078
Increase (Decrease) in Net Assets Resulting From Operations	$(61,591)	$27,001,536
*	For the period June 21, 2013 (commencement of operations) to December 31, 2013.
**	Formerly, Global Allocation Fund.
***	Includes net realized gain from affiliated issuers of $2,034,020 (See Note 12).

50	See Notes to Financial Statements.

Statements of Changes in Net Assets

Emerging Markets Corporate Debt Fund
INCREASE IN NET ASSETS	For the Period Ended December 31, 2013*
Operations:
Net investment income	$12,151
Net realized gain on investments	2,174
Net change in unrealized appreciation/depreciation on investments	(19,752)
Net decrease in net assets resulting from operations	(5,427)
Distributions to shareholders from:
Net investment income
Class A	(7,032)
Class C	(102)
Class F	(152)
Class I	(7,544)
Class R2	(157)
Class R3	(157)
Total distributions to shareholders	(15,144)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	10,037,000
Reinvestment of distributions	16,177
Net increase in net assets resulting from capital share transactions	10,053,177
Net increase in net assets	10,032,606
NET ASSETS:
Beginning of period	$—
End of period	$10,032,606
Undistributed net investment income	$527
*	For the period December 6, 2013 (commencement of operations) to December 31, 2013.

See Notes to Financial Statements.	51

Statements of Changes in Net Assets (continued)

	Emerging Markets Currency Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Operations:
Net investment income	$4,724,151	$4,501,890
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	(8,000,393)	11,874,941
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(10,389,791)	20,772,775
Net increase (decrease) in net assets resulting from operations	(13,666,033)	37,149,606
Distributions to shareholders from:
Net investment income
Class A	(982,726)	(1,843,700)
Class B	(9,892)	(23,310)
Class C	(279,565)	(573,748)
Class F	(896,679)	(1,749,818)
Class I	(4,607,470)	(5,593,517)
Class P	(133)	(203)
Class R2	(3,132)	(6,247)
Class R3	(6,596)	(10,022)
Return of capital
Class A	(745,764)	(282,877)
Class B	(7,506)	(3,577)
Class C	(212,155)	(88,029)
Class F	(680,466)	(268,473)
Class I	(3,496,485)	(858,207)
Class P	(101)	(31)
Class R2	(2,377)	(958)
Class R3	(5,005)	(1,538)
Total distributions to shareholders	(11,936,052)	(11,304,255)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	177,016,961	216,733,975
Reinvestment of distributions	11,012,003	10,159,041
Cost of shares reacquired	(212,293,195)	(119,792,291)
Net increase (decrease) in net assets resulting from capital share transactions	(24,264,231)	107,100,725
Net increase (decrease) in net assets	(49,866,316)	132,946,076
NET ASSETS:
Beginning of year	$447,967,738	$315,021,662
End of year	$398,101,422	$447,967,738
Distributions in excess of net investment income	$(1,903,398)	$(1,235,342)

52	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

Emerging Markets Local Bond Fund
INCREASE IN NET ASSETS	For the Period Ended December 31, 2013*
Operations:
Net investment income	$179,567
Net realized gain on investments and foreign currency related transactions	14,479
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(255,637)
Net decrease in net assets resulting from operations	(61,591)
Distributions to shareholders from:
Net investment income
Class A	(140,478)
Class C	(4,401)
Class F	(3,577)
Class I	(75,123)
Class R2	(2,966)
Class R3	(3,018)
Total distributions to shareholders	(229,563)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	8,747,781
Reinvestment of distributions	254,775
Cost of shares reacquired	(934,206)
Net increase in net assets resulting from capital share transactions	8,068,350
Net increase in net assets	7,777,196
NET ASSETS:
Beginning of period	$—
End of period	$7,777,196
Distributions in excess of net investment income	$(3,393)

*	For the period June 21, 2013 (commencement of operations) to December 31, 2013.

See Notes to Financial Statements.	53

Statements of Changes in Net Assets (concluded)

	Multi-Asset Global Opportunity Fund*
INCREASE IN NET ASSETS	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Operations:
Net investment income	$6,168,458	$5,454,401
Capital gains distributions received from Underlying Funds	2,994,619	689,757
Net realized gain on investments	2,134,648	686,556
Net change in unrealized appreciation/depreciation on investments	15,703,811	16,781,922
Net increase in net assets resulting from operations	27,001,536	23,612,636
Distributions to shareholders from:
Net investment income
Class A	(5,241,605)	(3,899,618)
Class B	(225,706)	(226,021)
Class C	(1,223,675)	(890,794)
Class F	(202,158)	(92,639)
Class I	(1,260,162)	(664,970)
Class R2	(3,446)	(3,183)
Class R3	(213,687)	(150,568)
Net realized gain
Class A	(879,308)	—
Class B	(42,177)	—
Class C	(246,618)	—
Class F	(40,896)	—
Class I	(216,061)	—
Class R2	(554)	—
Class R3	(36,602)	—
Return of capital
Class A	—	(65,497)
Class B	—	(3,796)
Class C	—	(14,961)
Class F	—	(1,556)
Class I	—	(11,168)
Class R2	—	(53)
Class R3	—	(2,529)
Total distributions to shareholders	(9,832,655)	(6,027,353)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	63,790,915	34,627,973
Reinvestment of distributions	9,222,247	5,682,158
Cost of shares reacquired	(39,479,184)	(43,626,970)
Net increase (decrease) in net assets resulting from capital share transactions	33,533,978	(3,316,839)
Net increase in net assets	50,702,859	14,268,444
NET ASSETS:
Beginning of year	$177,697,797	$163,429,353
End of year	$228,400,656	$177,697,797
Distributions in excess of net investment income	$(38,839)	$(30,576)
*	Formerly, Global Allocation Fund.

54	See Notes to Financial Statements.

Financial Highlights

EMERGING MARKETS CORPORATE DEBT FUND

	Class A Shares
	12/6/2013
	to
	12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	.02
Net realized and unrealized loss	(.02)
Total from investment operations	—
Distributions to shareholders from:
Net investment income	(.03)
Net asset value, end of period	$14.97
Total Return(c)	(.04	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.05	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.05	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	5.26	%(e)
Net investment income	1.84	%(e)

Supplemental Data:
Net assets, end of period (000)	$4,835
Portfolio turnover rate	4.14	%(d)
(a)	Commencement of investment operations was 12/6/2013, SEC effective date was 10/28/2013 and date shares first became available to the public was 1/2/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	55

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

	Class C Shares
	12/6/2013
	to
	12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	.01
Net realized and unrealized loss	(.02)
Total from investment operations	(.01)
Distributions to shareholders from:
Net investment income	(.02)
Net asset value, end of period	$14.97
Total Return(c)	(.09	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.86	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.86	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	6.07	%(e)
Net investment income	1.03	%(e)

Supplemental Data:
Net assets, end of period (000)	$100
Portfolio turnover rate	4.14	%(d)
(a)	Commencement of investment operations was 12/6/2013, SEC effective date was 10/28/2013 and date shares first became available to the public was 1/2/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

56	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

	Class F Shares
	12/6/2013
	to
	12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	.02
Net realized and unrealized loss	(.02)
Total from investment operations	—
Distributions to shareholders from:
Net investment income	(.03)
Net asset value, end of period	$14.97
Total Return(c)	(.04	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.95	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.95	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	5.15	%(e)
Net investment income	1.94	%(e)

Supplemental Data:
Net assets, end of period (000)	$100
Portfolio turnover rate	4.14	%(d)
(a)	Commencement of investment operations was 12/6/2013, SEC effective date was 10/28/2013 and date shares first became available to the public was 1/2/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	57

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

	Class I Shares
	12/6/2013
	to
	12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	.02
Net realized and unrealized loss	(.02)
Total from investment operations	—
Distributions to shareholders from:
Net investment income	(.03)
Net asset value, end of period	$14.97
Total Return(c)	(.03	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.85	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.85	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	5.06	%(e)
Net investment income	2.03	%(e)

Supplemental Data:
Net assets, end of period (000)	$4,798
Portfolio turnover rate	4.14	%(d)
(a)	Commencement of investment operations was 12/6/2013, SEC effective date was 10/28/2013 and date shares first became available to the public was 1/2/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

58	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

	Class R2 Shares
	12/6/2013
	to
	12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	.02
Net realized and unrealized loss	(.02)
Total from investment operations	—
Distributions to shareholders from:
Net investment income	(.03)
Net asset value, end of period	$14.97
Total Return(c)	(.03	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.85	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.85	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	5.06	%(e)
Net investment income	2.03	%(e)

Supplemental Data:
Net assets, end of period (000)	$100
Portfolio turnover rate	4.14	%(d)
(a)	Commencement of investment operations was 12/6/2013, SEC effective date was 10/28/2013 and date shares first became available to the public was 1/2/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	59

Financial Highlights (concluded)

EMERGING MARKETS CORPORATE DEBT FUND

	Class R3 Shares
	12/6/2013
	to
	12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	.02
Net realized and unrealized loss	(.02)
Total from investment operations	—
Distributions to shareholders from:
Net investment income	(.03)
Net asset value, end of period	$14.97
Total Return(c)	(.03	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.85	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.85	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	5.07	%(e)
Net investment income	2.05	%(e)

Supplemental Data:
Net assets, end of period (000)	$100
Portfolio turnover rate	4.14	%(d)
(a)	Commencement of investment operations was 12/6/2013, SEC effective date was 10/28/2013 and date shares first became available to the public was 1/2/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

60	See Notes to Financial Statements.

Financial Highlights

EMERGING MARKETS CURRENCY FUND

	Class A Shares
	Year Ended 12/31
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$6.63	$6.15	$6.74	$6.70	$5.72
Investment operations:
Net investment income(a)	.06	.07	.08	.11	.17
Net realized and unrealized gain (loss)	(.27)	.58	(.46)	.27	.99
Total from investment operations	(.21)	.65	(.38)	.38	1.16
Distributions to shareholders from:
Net investment income	(.10)	(.15)	(.18)	(.20)	(.18)
Net realized gain	—	—	(.03)	(.14)	—
Return of capital	(.07)	(.02)	—	—	—
Total distributions	(.17)	(.17)	(.21)	(.34)	(.18)
Net asset value, end of year	$6.25	$6.63	$6.15	$6.74	$6.70
Total Return(b)	(3.21)%	10.69%	(5.87)%	5.79%	20.53%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.99%	1.01%	1.02%	1.17%	1.27%
Expenses, including expense reductions and expenses reimbursed	.99%	1.01%	1.02%	1.17%	1.27%
Expenses, excluding expense reductions and expenses reimbursed	.99%	1.01%	1.02%	1.17%	1.27%
Net investment income	.97%	1.02%	1.18%	1.68%	2.69%

Supplemental Data:
Net assets, end of year (000)	$47,961	$73,947	$80,034	$98,279	$109,152
Portfolio turnover rate	105.11%	141.92%	130.30%	113.50%	90.72%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	61

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class B Shares
	Year Ended 12/31
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$6.66	$6.18	$6.77	$6.73	$5.74
Investment operations:
Net investment income(a)	.01	.02	.03	.07	.13
Net realized and unrealized gain (loss)	(.27)	.58	(.46)	.26	.99
Total from investment operations	(.26)	.60	(.43)	.33	1.12
Distributions to shareholders from:
Net investment income	(.07)	(.10)	(.13)	(.15)	(.13)
Net realized gain	—	—	(.03)	(.14)	—
Return of capital	(.05)	(.02)	—	—	—
Total distributions	(.12)	(.12)	(.16)	(.29)	(.13)
Net asset value, end of year	$6.28	$6.66	$6.18	$6.77	$6.73
Total Return(b)	(3.95)%	9.79%	(6.55)%	5.10%	19.68%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.79%	1.80%	1.80%	1.83%	1.93%
Expenses, including expense reductions and expenses reimbursed	1.79%	1.80%	1.80%	1.83%	1.93%
Expenses, excluding expense reductions and expenses reimbursed	1.79%	1.80%	1.80%	1.83%	1.93%
Net investment income	.18%	.24%	.44%	1.05%	2.11%

Supplemental Data:
Net assets, end of year (000)	$696	$1,219	$1,674	$2,693	$3,884
Portfolio turnover rate	105.11%	141.92%	130.30%	113.50%	90.72%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

62	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class C Shares
	Year Ended 12/31
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$6.67	$6.19	$6.78	$6.74	$5.74
Investment operations:
Net investment income(a)	.02	.02	.03	.07	.13
Net realized and unrealized gain (loss)	(.27)	.59	(.46)	.26	1.00
Total from investment operations	(.25)	.61	(.43)	.33	1.13
Distributions to shareholders from:
Net investment income	(.07)	(.11)	(.13)	(.15)	(.13)
Net realized gain	—	—	(.03)	(.14)	—
Return of capital	(.06)	(.02)	—	—	—
Total distributions	(.13)	(.13)	(.16)	(.29)	(.13)
Net asset value, end of year	$6.29	$6.67	$6.19	$6.78	$6.74
Total Return(b)	(3.78)%	9.91%	(6.44)%	5.09%	19.85%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.62%	1.68%	1.69%	1.82%	1.91%
Expenses, including expense reductions and expenses reimbursed	1.62%	1.68%	1.69%	1.82%	1.91%
Expenses, excluding expense reductions and expenses reimbursed	1.62%	1.68%	1.69%	1.82%	1.91%
Net investment income	.34%	.37%	.51%	1.02%	2.03%

Supplemental Data:
Net assets, end of year (000)	$17,378	$28,543	$36,551	$34,232	$27,512
Portfolio turnover rate	105.11%	141.92%	130.30%	113.50%	90.72%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	63

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class F Shares
	Year Ended 12/31
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$6.62	$6.15	$6.74	$6.69	$5.71
Investment operations:
Net investment income(a)	.07	.07	.09	.13	.18
Net realized and unrealized gain (loss)	(.27)	.58	(.47)	.27	.99
Total from investment operations	(.20)	.65	(.38)	.40	1.17
Distributions to shareholders from:
Net investment income	(.09)	(.16)	(.18)	(.21)	(.19)
Net realized gain	—	—	(.03)	(.14)	—
Return of capital	(.08)	(.02)	—	—	—
Total distributions	(.17)	(.18)	(.21)	(.35)	(.19)
Net asset value, end of year	$6.25	$6.62	$6.15	$6.74	$6.69
Total Return(b)	(2.97)%	10.63%	(5.77)%	6.20%	20.82%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.89%	.91%	.91%	.92%	.98%
Expenses, including expense reductions and expenses reimbursed	.89%	.91%	.91%	.92%	.98%
Expenses, excluding expense reductions and expenses reimbursed	.89%	.91%	.91%	.92%	.98%
Net investment income	1.06%	1.12%	1.27%	1.88%	2.72%

Supplemental Data:
Net assets, end of year (000)	$36,181	$71,622	$76,795	$61,059	$24,463
Portfolio turnover rate	105.11%	141.92%	130.30%	113.50%	90.72%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

64	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class I Shares
	Year Ended 12/31
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$6.61	$6.14	$6.73	$6.69	$5.72
Investment operations:
Net investment income(a)	.08	.08	.09	.13	.19
Net realized and unrealized gain (loss)	(.27)	.57	(.46)	.27	.98
Total from investment operations	(.19)	.65	(.37)	.40	1.17
Distributions to shareholders from:
Net investment income	(.10)	(.16)	(.19)	(.22)	(.20)
Net realized gain	—	—	(.03)	(.14)	—
Return of capital	(.08)	(.02)	—	—	—
Total distributions	(.18)	(.18)	(.22)	(.36)	(.20)
Net asset value, end of year	$6.24	$6.61	$6.14	$6.73	$6.69
Total Return(b)	(2.88)%	10.75%	(5.68)%	6.17%	20.89%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.80%	.80%	.81%	.83%	.92%
Expenses, including expense reductions and expenses reimbursed	.80%	.80%	.81%	.83%	.92%
Expenses, excluding expense reductions and expenses reimbursed	.80%	.80%	.81%	.83%	.92%
Net investment income	1.18%	1.21%	1.40%	2.00%	3.06%

Supplemental Data:
Net assets, end of year (000)	$295,136	$271,710	$119,329	$79,092	$27,176
Portfolio turnover rate	105.11%	141.92%	130.30%	113.50%	90.72%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	65

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class P Shares
	Year Ended 12/31
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$6.62	$6.14	$6.74	$6.69	$5.71
Investment operations:
Net investment income(a)	.05	.05	.07	.11	.16
Net realized and unrealized gain (loss)	(.26)	.59	(.48)	.27	.99
Total from investment operations	(.21)	.64	(.41)	.38	1.15
Distributions to shareholders from:
Net investment income	(.09)	(.14)	(.16)	(.19)	(.17)
Net realized gain	—	—	(.03)	(.14)	—
Return of capital	(.07)	(.02)	—	—	—
Total distributions	(.16)	(.16)	(.19)	(.33)	(.17)
Net asset value, end of year	$6.25	$6.62	$6.14	$6.74	$6.69
Total Return(b)	(3.26)%	10.27%	(6.07)%	5.87%	20.43%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.22%	1.24%	1.25%	1.27%	1.32%
Expenses, including expense reductions	1.22%	1.24%	1.25%	1.27%	1.32%
Expenses, excluding expense reductions	1.22%	1.24%	1.25%	1.27%	1.32%
Net investment income	.78%	.80%	.98%	1.61%	2.50%

Supplemental Data:
Net assets, end of year (000)	$8	$10	$9	$32	$16
Portfolio turnover rate	105.11%	141.92%	130.30%	113.50%	90.72%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

66	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class R2 Shares
	Year Ended 12/31
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$6.64	$6.16	$6.75	$6.71	$5.72
Investment operations:
Net investment income(a)	.04	.04	.05	.09	.15
Net realized and unrealized gain (loss)	(.28)	.59	(.46)	.27	1.00
Total from investment operations	(.24)	.63	(.41)	.36	1.15
Distributions to shareholders from:
Net investment income	(.08)	(.13)	(.15)	(.18)	(.16)
Net realized gain	—	—	(.03)	(.14)	—
Return of capital	(.06)	(.02)	—	—	—
Total distributions	(.14)	(.15)	(.18)	(.32)	(.16)
Net asset value, end of year	$6.26	$6.64	$6.16	$6.75	$6.71
Total Return(b)	(3.59)%	10.24%	(6.22)%	5.54%	20.12%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.40%	1.41%	1.41%	1.42%	1.50%
Expenses, including expense reductions and expenses reimbursed	1.40%	1.41%	1.41%	1.42%	1.50%
Expenses, excluding expense reductions and expenses reimbursed	1.40%	1.41%	1.41%	1.42%	1.50%
Net investment income	.58%	.63%	.76%	1.39%	2.44%

Supplemental Data:
Net assets, end of year (000)	$248	$300	$218	$70	$23
Portfolio turnover rate	105.11%	141.92%	130.30%	113.50%	90.72%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	67

Financial Highlights (concluded)

EMERGING MARKETS CURRENCY FUND

	Class R3 Shares
	Year Ended 12/31
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$6.61	$6.14	$6.73	$6.70	$5.72
Investment operations:
Net investment income(a)	.04	.05	.06	.10	.16
Net realized and unrealized gain (loss)	(.26)	.57	(.46)	.26	.99
Total from investment operations	(.22)	.62	(.40)	.36	1.15
Distributions to shareholders from:
Net investment income	(.09)	(.13)	(.16)	(.19)	(.17)
Net realized gain	—	—	(.03)	(.14)	—
Return of capital	(.06)	(.02)	—	—	—
Total distributions	(.15)	(.15)	(.19)	(.33)	(.17)
Net asset value, end of year	$6.24	$6.61	$6.14	$6.73	$6.70
Total Return(b)	(3.35)%	10.23%	(6.14)%	5.49%	20.33%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.28%	1.29%	1.31%	1.33%	1.41%
Expenses, including expense reductions and expenses reimbursed	1.28%	1.29%	1.31%	1.33%	1.41%
Expenses, excluding expense reductions and expenses reimbursed	1.28%	1.29%	1.31%	1.33%	1.41%
Net investment income	.70%	.74%	.92%	1.48%	2.52%

Supplemental Data:
Net assets, end of year (000)	$494	$617	$411	$326	$103
Portfolio turnover rate	105.11%	141.92%	130.30%	113.50%	90.72%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

68	See Notes to Financial Statements.

Financial Highlights

EMERGING MARKETS LOCAL BOND FUND

	Class A Shares
	6/21/2013
	to
	12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	.37
Net realized and unrealized loss	(.51)
Total from investment operations	(.14)
Distributions to shareholders from:
Net investment income	(.47)
Net asset value, end of period	$14.39
Total Return(c)	(0.97	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.02	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.02	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	5.09	%(e)
Net investment income	4.79	%(e)

Supplemental Data:
Net assets, end of period (000)	$4,950
Portfolio turnover rate	28.21	%(d)
(a)	Commencement of investment operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	69

Financial Highlights (continued)

EMERGING MARKETS LOCAL BOND FUND

	Class C Shares
	6/21/2013
	to
	12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	.31
Net realized and unrealized loss	(.52)
Total from investment operations	(.21)
Distributions to shareholders from:
Net investment income	(.41)
Net asset value, end of period	$14.38
Total Return(c)	(1.43	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.77	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.77	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	5.63	%(e)
Net investment income	3.97	%(e)

Supplemental Data:
Net assets, end of period (000)	$226
Portfolio turnover rate	28.21	%(d)
(a)	Commencement of investment operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

70	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS LOCAL BOND FUND

	Class F Shares
	6/21/2013
	to
	12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	.38
Net realized and unrealized loss	(.52)
Total from investment operations	(.14)
Distributions to shareholders from:
Net investment income	(.48)
Net asset value, end of period	$14.38
Total Return(c)	(0.99	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.92	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.92	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	5.16	%(e)
Net investment income	4.84	%(e)

Supplemental Data:
Net assets, end of period (000)	$116
Portfolio turnover rate	28.21	%(d)
(a)	Commencement of investment operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	71

Financial Highlights (continued)

EMERGING MARKETS LOCAL BOND FUND

	Class I Shares
	6/21/2013
	to
	12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	.38
Net realized and unrealized loss	(.52)
Total from investment operations	(.14)
Distributions to shareholders from:
Net investment income	(.48)
Net asset value, end of period	$14.38
Total Return(c)	(0.94	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.82	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.82	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	5.19	%(e)
Net investment income	4.94	%(e)

Supplemental Data:
Net assets, end of period (000)	$2,286
Portfolio turnover rate	28.21	%(d)
(a)	Commencement of investment operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

72	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS LOCAL BOND FUND

	Class R2 Shares
	6/21/2013
	to
	12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	.34
Net realized and unrealized loss	(.52)
Total from investment operations	(.18)
Distributions to shareholders from:
Net investment income	(.44)
Net asset value, end of period	$14.38
Total Return(c)	(1.23	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.40	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.40	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	5.79	%(e)
Net investment income	4.36	%(e)

Supplemental Data:
Net assets, end of period (000)	$99
Portfolio turnover rate	28.21	%(d)
(a)	Commencement of investment operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	73

Financial Highlights (concluded)

EMERGING MARKETS LOCAL BOND FUND

	Class R3 Shares
	6/21/2013
	to
	12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	.35
Net realized and unrealized loss	(.52)
Total from investment operations	(.17)
Distributions to shareholders from:
Net investment income	(.45)
Net asset value, end of period	$14.38
Total Return(c)	(1.18	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.30	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.30	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	5.69	%(e)
Net investment income	4.46	%(e)

Supplemental Data:
Net assets, end of period (000)	$99
Portfolio turnover rate	28.21	%(d)
(a)	Commencement of investment operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

74	See Notes to Financial Statements.

Financial Highlights

MULTI-ASSET GLOBAL OPPORTUNITY FUND (formerly, GLOBAL ALLOCATION FUND)

	Class A Shares
	Year Ended 12/31
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.42	$10.29	$11.41	$10.56	$7.95
Investment operations:
Net investment income(a)	.39	.36	.35	.33	.28
Net realized and unrealized gain (loss)	1.26	1.16	(1.12)	.84	2.66
Total from investment operations	1.65	1.52	(.77)	1.17	2.94
Distributions to shareholders from:
Net investment income	(.50)	(.38)	(.35)	(.32)	(.33)
Net realized gain	(.08)	—	—	—	—
Return of capital	—	(.01)	—	—	—
Total distributions	(.58)	(.39)	(.35)	(.32)	(.33)
Net asset value, end of year	$12.49	$11.42	$10.29	$11.41	$10.56
Total Return(b)	14.66%	15.02%	(6.89)%	11.36%	37.83%
Ratios to Average Net Assets:(c)
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.31%	.30%	.28%	.35%	.35%
Expenses, including expense reductions, expenses assumed and management fee waived	.31%	.30%	.28%	.35%	.35%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.77%	.80%	.84%	.94%	1.17%
Net investment income	3.20%	3.31%	3.11%	3.07%	3.15%

Supplemental Data:
Net assets, end of year (000)	$139,986	$110,910	$108,217	$107,234	$83,625
Portfolio turnover rate	23.32%	36.34%	27.66%	9.48%	6.81%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.	75

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND (formerly, GLOBAL ALLOCATION FUND)

	Class B Shares
	Year Ended 12/31
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$10.53	$9.51	$10.57	$9.81	$7.38
Investment operations:
Net investment income(a)	.26	.25	.24	.23	.21
Net realized and unrealized gain (loss)	1.16	1.09	(1.03)	.79	2.48
Total from investment operations	1.42	1.34	(.79)	1.02	2.69
Distributions to shareholders from:
Net investment income	(.41)	(.31)	(.27)	(.26)	(.26)
Net realized gain	(.08)	—	—	—	—
Return of capital	—	(.01)	—	—	—
Total distributions	(.49)	(.32)	(.27)	(.26)	(.26)
Net asset value, end of year	$11.46	$10.53	$9.51	$10.57	$9.81
Total Return(b)	13.70%	14.24%	(7.56)%	10.60%	37.10%
Ratios to Average Net Assets:(c)
Expenses, excluding expense reductions and including expenses assumed and management fee waived	1.05%	1.04%	.99%	1.00%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	1.05%	1.04%	.99%	1.00%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	1.51%	1.54%	1.55%	1.59%	1.82%
Net investment income	2.32%	2.51%	2.29%	2.35%	2.49%

Supplemental Data:
Net assets, end of year (000)	$6,020	$6,939	$8,276	$11,389	$10,668
Portfolio turnover rate	23.32%	36.34%	27.66%	9.48%	6.81%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

76	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND (formerly, GLOBAL ALLOCATION FUND)

	Class C Shares
	Year Ended 12/31
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$10.54	$9.53	$10.59	$9.83	$7.40
Investment operations:
Net investment income(a)	.27	.26	.25	.24	.22
Net realized and unrealized gain (loss)	1.16	1.07	(1.03)	.78	2.47
Total from investment operations	1.43	1.33	(.78)	1.02	2.69
Distributions to shareholders from:
Net investment income	(.42)	(.31)	(.28)	(.26)	(.26)
Net realized gain	(.08)	—	—	—	—
Return of capital	—	(.01)	—	—	—
Total distributions	(.50)	(.32)	(.28)	(.26)	(.26)
Net asset value, end of year	$11.47	$10.54	$9.53	$10.59	$9.83
Total Return(b)	13.76%	14.17%	(7.48)%	10.58%	37.00%
Ratios to Average Net Assets:(c)
Expenses, excluding expense reductions and including expenses assumed and management fee waived	1.05%	1.04%	.97%	1.00%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	1.05%	1.04%	.97%	1.00%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	1.51%	1.53%	1.53%	1.59%	1.80%
Net investment income	2.45%	2.62%	2.42%	2.46%	2.55%

Supplemental Data:
Net assets, end of year (000)	$35,963	$29,821	$26,322	$25,893	$17,741
Portfolio turnover rate	23.32%	36.34%	27.66%	9.48%	6.81%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.	77

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND (formerly, GLOBAL ALLOCATION FUND)

	Class F Shares
	Year Ended 12/31
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.43	$10.29	$11.41	$10.56	$7.95
Investment operations:
Net investment income(a)	.44	.36	.37	.39	.35
Net realized and unrealized gain (loss)	1.22	1.19	(1.12)	.80	2.61
Total from investment operations	1.66	1.55	(.75)	1.19	2.96
Distributions to shareholders from:
Net investment income	(.52)	(.40)	(.37)	(.34)	(.35)
Net realized gain	(.08)	—	—	—	—
Return of capital	—	(.01)	—	—	—
Total distributions	(.60)	(.41)	(.37)	(.34)	(.35)
Net asset value, end of year	$12.49	$11.43	$10.29	$11.41	$10.56
Total Return(b)	14.73%	15.28%	(6.72)%	11.57%	38.16%
Ratios to Average Net Assets:(c)
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.16%	.15%	.10%	.10%	.10%
Expenses, including expense reductions, expenses assumed and management fee waived	.16%	.15%	.10%	.10%	.10%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.62%	.65%	.66%	.69%	.83%
Net investment income	3.60%	3.31%	3.36%	3.63%	3.66%

Supplemental Data:
Net assets, end of year (000)	$6,472	$2,423	$3,156	$2,256	$641
Portfolio turnover rate	23.32%	36.34%	27.66%	9.48%	6.81%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

78	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND (formerly, GLOBAL ALLOCATION FUND)

	Class I Shares
	Year Ended 12/31
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.49	$10.34	$11.47	$10.61	$7.98
Investment operations:
Net investment income(a)	.42	.39	.38	.37	.32
Net realized and unrealized gain (loss)	1.26	1.18	(1.13)	.84	2.67
Total from investment operations	1.68	1.57	(.75)	1.21	2.99
Distributions to shareholders from:
Net investment income	(.53)	(.41)	(.38)	(.35)	(.36)
Net realized gain	(.08)	—	—	—	—
Return of capital	—	(.01)	—	—	—
Total distributions	(.61)	(.42)	(.38)	(.35)	(.36)
Net asset value, end of year	$12.56	$11.49	$10.34	$11.47	$10.61
Total Return(b)	14.85%	15.42%	(6.69)%	11.69%	38.39%
Ratios to Average Net Assets:(c)
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.06%	.05%	.00%	.00%	.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.06%	.05%	.00%	.00%	.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.52%	.55%	.57%	.60%	.80%
Net investment income	3.44%	3.57%	3.38%	3.40%	3.55%

Supplemental Data:
Net assets, end of year (000)	$34,086	$22,289	$14,086	$8,460	$1,055
Portfolio turnover rate	23.32%	36.34%	27.66%	9.48%	6.81%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.	79

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND (formerly, GLOBAL ALLOCATION FUND)

	Class R2 Shares
	Year Ended 12/31
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.62	$10.46	$11.55	$10.64	$7.96
Investment operations:
Net investment income(a)	.33	.34	.49	.36	.31
Net realized and unrealized gain (loss)	1.30	1.18	(1.26)	.85	2.68
Total from investment operations	1.63	1.52	(.77)	1.21	2.99
Distributions to shareholders from:
Net investment income	(.45)	(.35)	(.32)	(.30)	(.31)
Net realized gain	(.08)	—	—	—	—
Return of capital	—	(.01)	—	—	—
Total distributions	(.53)	(.36)	(.32)	(.30)	(.31)
Net asset value, end of year	$12.72	$11.62	$10.46	$11.55	$10.64
Total Return(b)	14.13%	14.71%	(6.77)%	11.63%	38.36%
Ratios to Average Net Assets:(c)
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.66%	.61%	.34%	.05%	.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.66%	.61%	.34%	.05%	.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	1.12%	1.11%	.93%	.65%	.81%
Net investment income	2.68%	3.05%	4.44%	3.38%	3.46%

Supplemental Data:
Net assets, end of year (000)	$89	$107	$88	$11	$10
Portfolio turnover rate	23.32%	36.34%	27.66%	9.48%	6.81%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

80	See Notes to Financial Statements.

Financial Highlights (concluded)

MULTI-ASSET GLOBAL OPPORTUNITY FUND (formerly, GLOBAL ALLOCATION FUND)

	Class R3 Shares
	Year Ended 12/31
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.48	$10.34	$11.47	$10.62	$7.95
Investment operations:
Net investment income(a)	.36	.35	.34	.34	.37
Net realized and unrealized gain (loss)	1.26	1.16	(1.14)	.82	2.62
Total from investment operations	1.62	1.51	(.80)	1.16	2.99
Distributions to shareholders from:
Net investment income	(.47)	(.36)	(.33)	(.31)	(.32)
Net realized gain	(.08)	—	—	—	—
Return of capital	—	(.01)	—	—	—
Total distributions	(.55)	(.37)	(.33)	(.31)	(.32)
Net asset value, end of year	$12.55	$11.48	$10.34	$11.47	$10.62
Total Return(b)	14.33%	14.81%	(7.10)%	11.17%	38.40%
Ratios to Average Net Assets:(c)
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.53%	.52%	.47%	.50%	.26%
Expenses, including expense reductions, expenses assumed and management fee waived	.53%	.52%	.47%	.50%	.26%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.99%	1.02%	1.04%	1.10%	.92%
Net investment income	2.95%	3.17%	3.03%	3.20%	3.79%

Supplemental Data:
Net assets, end of year (000)	$5,785	$5,211	$3,285	$2,179	$51
Portfolio turnover rate	23.32%	36.34%	27.66%	9.48%	6.81%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.	81

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following four funds (each, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”), Class A, C, F, I, R2 and R3 shares; Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”), Class A, B, C, F, I, P, R2 and R3 shares; Lord Abbett Emerging Markets Local Bond Fund (“Emerging Markets Local Bond Fund”), Class A, C, F, I, R2 and R3 shares and Lord Abbett Multi-Asset Global Opportunity Fund (“Multi-Asset Global Opportunity Fund”; formerly, Lord Abbett Global Allocation Fund), Class A, B, C, F, I, P, R2 and R3 shares. Emerging Markets Corporate Debt Fund and Multi-Asset Global Opportunity Fund are each diversified as defined in the Act and Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are each non-diversified as defined in the Act. Emerging Markets Corporate Debt Fund commenced operations on December 6, 2013, became effective with the Securities and Exchange Commission (“SEC”) on October 28, 2013 and shares became available to the public on January 2, 2014. Emerging Markets Local Bond Fund commenced operations on June 21, 2013, became effective with the SEC on May 1, 2013 and shares became available to the public on July 1, 2013.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund, Emerging Markets Local Bond Fund and Multi-Asset Global Opportunity Fund’s investment objective is total return. Multi-Asset Global Opportunity Fund invests principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Funds no longer issue Class B shares for purchase. Emerging Markets Currency Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus. As of the date of this report, Multi-Asset Global Opportunity Fund has not issued Class P shares.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (continued)

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the applicable fiscal periods ended December 31, 2010 through December 31, 2013. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included

Notes to Financial Statements (continued)

in Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. As of December 31, 2013, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund had open forward foreign currency exchange contracts.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, to manage cash, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of December 31, 2013, only Emerging Markets Currency Fund had open futures contracts.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

Notes to Financial Statements (continued)

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)	Interest Rate Swaps–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. As of December 31, 2013, only Emerging Markets Currency Fund had an open interest rate swap. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

(n)	Credit Default Swaps–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract. As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Emerging Markets Currency Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Notes to Financial Statements (continued)

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(o)	Floating Rate Loans–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

Notes to Financial Statements (continued)

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/ depreciation on unfunded commitments presented on the Statements of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of December 31, 2013, each Fund had no unfunded loan commitments.

(p)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of December 31, 2013 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund

First $2 billion	.70%
Next $3 billion	.65%
Over $5 billion	.60%

Emerging Markets Currency Fund

First $1 billion	.50%
Over $1 billion	.45%

Multi-Asset Global Opportunity Fund .25%

For the fiscal year ended December 31, 2013, the effective management fee, net of waivers, was at the following annualized rate of each Fund’s average daily net assets:

Effective
Management Fee
Emerging Markets Corporate Debt Fund	.00%
Emerging Markets Currency Fund	.50%
Emerging Markets Local Bond Fund	.00%
Multi-Asset Global Opportunity Fund	.06%

For the period ended December 31, 2013 and continuing through April 30, 2015, Lord Abbett has contractually agreed to waive all or a portion of its management fee for Emerging Market Corporate Debt Fund and, if necessary, waive all or a portion of its administrative fee and reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 0.85%. This agreement may be terminated only upon the approval of the Board.

For the period ended December 31, 2013 and continuing through April 30, 2014, Lord Abbett has contractually agreed to waive all or a portion of its management fee for Emerging Market Local Bond Fund and, if necessary, waive all or a portion of its administrative fee and reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 0.85%. This agreement may be terminated only upon the approval of the Board. For the period June 24, 2014 through June 30, 2014, Lord Abbett voluntarily waived all expenses.

For the period from May 1, 2013 through April 30, 2014, Lord Abbett has contractually agreed to waive .18% of its annual management fee for Multi-Asset Global Opportunity Fund. This agreement may be terminated only upon approval of the Board. From January 1, 2013 through April 30, 2013, Lord Abbett had contractually agreed to waive .20% of its annual management fee for the Fund.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of Emerging

Notes to Financial Statements (continued)

Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund’s average daily net assets. Multi-Asset Global Opportunity Fund does not pay such fee.

Multi-Asset Global Opportunity Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests (Lord Abbett Affiliated Fund, Inc.; Lord Abbett Equity Trust—Lord Abbett Calibrated Large Cap Value Fund and Lord Abbett Calibrated Mid Cap Value Fund; Lord Abbett Global Fund, Inc. – Lord Abbett Emerging Markets Currency Fund; Lord Abbett Investment Trust – Lord Abbett High Yield Fund and Lord Abbett Short Duration Income Fund; Lord Abbett Municipal Income Fund, Inc. – High Yield Municipal Bond Fund; Lord Abbett Securities Trust—Lord Abbett International Dividend Income Fund and Lord Abbett Mid Cap Stock Fund, Inc.), pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Multi-Asset Global Opportunity Fund in proportion to the average daily value of total Underlying Fund shares owned by Multi-Asset Global Opportunity Fund. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds in Multi-Asset Global Opportunity Fund’s Statement of Operations and Receivables from affiliates on Multi-Asset Global Opportunity Fund’s Statement of Assets and Liabilities. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on Emerging Markets Currency Fund’s Statement of Operations and Payable to affiliates on Emerging Markets Currency Fund’s Statement of Assets and Liabilities.

As of December 31, 2013, the percentages of Emerging Markets Currency Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Global Opportunity Fund and Lord Abbett Multi-Asset Income Fund were 34.37%, 9.47% and 26.92%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A(1)	Class B(2)	Class C(3)	Class F	Class P(2)	Class R2	Class R3
Service	.15%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class A 12b-1 fees for Multi-Asset Global Opportunity Fund is .25% (.25% service, .00% distribution) of the Fund’s average daily net assets.
(2)	Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund only.
(3)	Except for Multi-Asset Global Opportunity Fund the Class C 12b-1 fee is a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended December 31, 2013:

	Distributor	Dealers’
	Commissions	Concessions
Emerging Markets Corporate Debt Fund*	$—	$—
Emerging Markets Currency Fund	4,910	34,658
Emerging Markets Local Bond Fund**	383	2,510
Multi-Asset Global Opportunity Fund	84,742	472,964

Distributor received the following amount of CDSCs for the fiscal year ended December 31, 2013:

	Class A	Class C
Emerging Markets Corporate Debt Fund*	$—	$—
Emerging Markets Currency Fund	7,376	6,467
Emerging Markets Local Bond Fund**	—	—
Multi-Asset Global Opportunity Fund	1,933	4,821

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund and declared and paid quarterly for Multi-Asset Global Opportunity Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended December 31, 2013 and 2012 was as follows:

	Emerging Markets			Emerging Markets
	Corporate Debt Fund			Currency Fund
	Period Ended		Year Ended	Year Ended
	12/31/2013*		12/31/2013	12/31/2012
Distributions paid from:
Ordinary income	$15,144	$—	$6,786,193	$9,800,565
Return of capital	—	—	5,149,859	1,503,690
Total distributions paid	$15,144	$—	$11,936,052	$11,304,255

*	For the period December 6, 2013 (commencement of operations) to December 31, 2013.

Notes to Financial Statements (continued)

	Emerging Markets			Multi–Asset Global
	Local Bond Fund			Opportunity Fund
	Period Ended		Year Ended	Year Ended
	12/31/2013**		12/31/2013	12/31/2012
Distributions paid from:
Ordinary income	$229,563	$—	$7,855,560	$5,927,793
Tax-exempt income	—	—	38,049	—
Net long-term capital gains	—	—	1,939,046	—
Return of capital	—	—	—	99,560
Total distributions paid	$229,563	$—	$9,832,655	$6,027,353

**	For the period June 21, 2013 (commencement of operations) to December 31, 2013.

As of December 31, 2013, the components of accumulated gains (losses) on a tax-basis were as follows:

	Emerging Markets	Emerging Markets
	Corporate Debt Fund	Currency Fund
Undistributed ordinary income – net	$2,701	$—
Total undistributed earnings	2,701	—
Capital loss carryforwards*	—	(15,857,309)
Temporary differences	—	(1,903,398)
Unrealized losses – net	(22,598)	(7,337,794)
Total accumulated losses – net	$(19,897)	$(25,098,501)

	Emerging Markets	Multi-Asset Global
	Local Bond Fund	Opportunity Fund
Undistributed ordinary income – net	$299	$—
Undistributed long-term capital gains	—	551,270
Total undistributed earnings	299	551,270
Capital loss carryforwards*	(6,934)	—
Temporary differences	(19,384)	(38,839)
Unrealized gains/(losses) – net	(260,666)	17,071,589
Total accumulated gains/(losses) – net	$(286,685)	$17,584,020

*	As of December 31, 2013, the capital loss carryforwards, along with the related expiration dates, were as follows:

	Indefinite	Total
Emerging Markets Currency Fund	$15,857,309	$15,857,309
Emerging Markets Local Bond Fund	6,934	6,934

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term.

Notes to Financial Statements (continued)

At each Fund’s election, certain losses incurred within the taxable year (Qualified Late-Year Losses) are deemed to arise on the first business day of the Fund’s next taxable year. The Funds incurred and will elect to defer late-year losses for 2013 as follows.

	Late-Year Ordinary	Post-October Capital Losses
Emerging Markets Currency Fund	$949,951	$—
Emerging Markets Local Bond Fund	3,541	15,692

As of December 31, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets	Emerging Markets
	Corporate Debt Fund	Currency Fund
Tax cost	$10,831,280	$384,981,432
Gross unrealized gain	$19,910	$1,471,599
Gross unrealized loss	(42,508)	(6,035,505)
Net unrealized security loss	$(22,598)	$(4,563,906)

	Emerging Markets	Multi-Asset Global
	Local Bond Fund	Opportunity Fund
Tax cost	$7,615,304	$210,658,429
Gross unrealized gain	98,523	19,033,448
Gross unrealized loss	(350,758)	(1,961,784)
Net unrealized security gain (loss)	$(252,235)	$17,071,664

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization of premium.

Permanent items identified during the fiscal year ended December 31, 2013 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed
	(Distributions in	Accumulated
	Excess of) Net	Net Realized	Paid-in
	Investment Income	Loss	Capital
Emerging Markets Corporate Debt Fund*	$3,520	$(2,846)	$(674)
Emerging Markets Currency Fund	1,393,986	(1,393,986)	—
Emerging Markets Local Bond Fund**	46,603	(42,134)	(4,469)
Multi-Asset Global Opportunity Fund	2,193,718	(2,193,718)	—

*	For the period December 6, 2013 (commencement of operations) to December 31, 2013.
**	For the period June 21, 2013 (commencement of operations) to December 31, 2013.

The permanent differences are attributable to the tax treatment of foreign currency transactions, certain securities, certain expenses, premium amortization, certain distributions, and principal paydown gains and losses.

Notes to Financial Statements (continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2013 were as follows:

	U.S.	Non-U.S.	U.S.	Non-U.S.
	Government	Government	Government	Government
	Purchases*	Purchases	Sales*	Sales
Emerging Markets Corporate Debt Fund**	$—	$9,933,051	$—	$393,750
Emerging Markets Currency Fund	75,179,493	298,623,213	74,393,495	295,635,653
Emerging Markets Local Bond Fund***	—	8,901,019	—	1,775,058
Multi-Asset Global Opportunity Fund	—	78,492,563	—	46,472,697

*	Includes U.S. Government sponsored enterprises securities.
**	For the period December 6, 2013 (commencement of operations) to December 31, 2013.
***	For the period June 21, 2013 (commencement of operations) to December 31, 2013.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Emerging Markets Currency Fund and Emerging Markets Local Bond Fund entered into forward foreign currency exchange contracts for the fiscal year ended December 31, 2013 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits as collateral.

Emerging Markets Currency Fund entered into U.S. Treasury futures contracts for the fiscal year ended December 31, 2013 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Currency Fund entered into credit default swaps for the fiscal year ended December 31, 2013 (as described in note 2(n)) for investment purposes to hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Notes to Financial Statements (continued)

Emerging Markets Currency Fund entered into interest rate swaps for the fiscal year ended December 31, 2013 (as described in note 2(m)) to hedge against interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. There is minimal counterparty credit risk to the Fund since interest rate swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared interest rate swaps, the clearinghouse guarantees interest rate swaps against default.

As of December 31, 2013, each Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

			Emerging Markets Currency Fund
		Forward Foreign
		Currency
	Interest Rate	Exchange	Credit
Asset Derivatives	Contracts	Contracts	Contracts	Fair Value
Credit Default Swaps(1)	$—	$—	$92,800	$92,800
Forward Foreign Currency
Exchange Contracts(2)	—	4,416,540	—	4,416,540
Futures Contracts(3)	857,211	—	—	857,211
Total	$857,211	$4,416,540	$92,800	$5,366,551
Liability Derivatives
Forward Foreign Currency
Exchange Contracts(5)	$—	$5,654,444	$—	$5,654,444
Interest Rate Swaps(4)	49,774	—	—	49,774
Total	$49,774	$5,654,444	$—	$5,704,218

	Emerging Markets Local Bond Fund
	Forward Foreign
	Currency
	Exchange
Asset Derivatives	Contracts	Fair Value
Forward Foreign Currency
Exchange Contracts(2)	$20,363	$20,363
Total	$20,363	$20,363

Liability Derivatives
Forward Foreign Currency
Exchange Contracts(5)	$44,572	$44,572
Total	$44,572	$44,572

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on credit default swaps.
(2)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of Interest Rate Swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(5)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Notes to Financial Statements (continued)

Transactions in derivative instruments for the fiscal year ended December 31, 2013, were as follows:

			Emerging Markets Currency Fund
		Forward Foreign
		Currency
	Interest Rate	Exchange	Credit
	Contracts	Contracts	Contracts	Total
Net Realized Gain (Loss)(1)
Credit Default Swaps	$—	$—	$153,397	$153,397
Forward Foreign Currency Exchange Contracts	—	(5,361,173)	—	(5,361,173)
Futures Contracts	446,318	—	—	446,318
Interest Rate Swaps	(23,585)	—	—	(23,585)
Net Change in Unrealized
Appreciation/Depreciation(2)
Credit Default Swaps	$—	$—	$(45,353)	$(45,353)
Forward Foreign Currency Exchange Contracts	—	(6,132,072)	—	(6,132,072)
Futures Contracts	738,748	—	—	738,748
Interest Rate Swaps	(17,960)	—	—	(17,960)
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	$—	$—	$4,100,000	$4,100,000
Forward Foreign Currency Exchange Contracts(3)	—	655,281,692	—	655,281,692
Futures Contracts(4)	948	—	—	948
Interest Rate Swaps(3)	11,615,385	—	—	11,615,385

	Emerging Markets Local Bond Fund
	Forward Foreign
	Currency
	Exchange
	Contracts	Total
Net Realized Loss(1)
Forward Foreign Currency Exchange Contracts	$(20,421)	$(20,421)
Net Change in Unrealized
Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$(24,209)	$(24,209)
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$2,066,066	$2,066,066

*	Calculated based on the number of contracts or notional amounts for the period ended December 31, 2013.
(1)	Statement of Operations location: Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions.
(2)	Statement of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amount in U.S. dollars.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure

Notes to Financial Statements (continued)

requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate Emerging Markets Corporate Debt Fund’s, Emerging Markets Currency Fund’s and Emerging Markets Local Bond Fund’s gross and net information about recognized assets eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

Emerging Markets Corporate Debt Fund
Net Amounts
		Gross Amounts	of Assets
	Gross	Offset in the	Presented in
	Amounts of	Statement	the Statement
	Recognized	of Assets	of Assets and
Description	Assets	and Liabilities	Liabilities
Repurchase Agreement	$1,288,787	$ —	$1,288,787
Total	$1,288,787	$ —	$1,288,787

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement	Financial
	of Assets and	Instruments	Cash Collateral
Counterparty	Liabilities	Collateral(a)	Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,288,787	$(1,288,787)	$ —	$ —
Total	$1,288,787	$(1,288,787)	$ —	$ —

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2013.

		Emerging Markets Currency Fund
			Net Amounts
		Gross Amounts	of Assets
	Gross	Offset in the	Presented in
	Amounts of	Statement	the Statement
	Recognized	of Assets	of Assets and
Description	Assets	and Liabilities	Liabilities
Forward Foreign Currency Exchange Contracts	$4,416,540	$ —	$4,416,540
Credit Default Swaps	92,800	—	92,800
Total	$4,509,340	$ —	$4,509,340

Notes to Financial Statements (continued)

		Amounts Not Offset in the
	Net Amounts	Statement of Assets and Liabilities
	of Assets		Financial
	Presented in		Instruments
	the Statement		Collateral
	of Assets and	Financial	Received
Counterparty	Liabilities	Instruments	at Fair Value(a)	Net Amount(b)
Barclays Bank plc	$912,154	$(912,154)	$—	$—
Credit Suisse	114,800	(13,271)	—	101,529
Goldman Sachs	812,837	(812,837)	—	—
J.P. Morgan	1,800,534	(1,800,534)	—	—
Morgan Stanley	340,973	(15,580)	(101,300)	224,093
UBS AG	528,042	(341,578)	—	186,464
Total	$4,509,340	$(3,895,954)	$(101,300)	$512,086

		Emerging Markets Currency Fund
			Net Amounts
		Gross Amounts	of Liabilities
	Gross	Offset in the	Presented in
	Amounts of	Statement	the Statement
	Recognized	of Assets	of Assets and
Description	Liabilities	and Liabilities	Liabilities
Forward Foreign Currency Exchange Contracts	$5,654,444	$—	$5,654,444
Total	$5,654,444	$—	$5,654,444

	Net Amounts
	of Liabilities
	Presented in	Amounts Not Offset in the
	the Statement	Statement of Assets and Liabilities
	of Assets and	Financial	Cash Collateral
Counterparty	Liabilities	Instruments	Pledged(a)	Net Amount(c)
Barclays Bank plc	$1,216,557	$(912,154)	$(304,403)	$—
Credit Suisse	13,271	(13,271)	—	—
Deutsche Bank	204,756	—	—	204,756
Goldman Sachs	1,439,365	(812,837)	(510,000)	116,528
J.P. Morgan	2,423,337	(1,800,534)	(622,803)	—
Morgan Stanley	15,580	(15,580)	—	—
UBS AG	341,578	(341,578)	—	—
Total	$5,654,444	$(3,895,954)	$(1,437,206)	$321,284

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2013.
(c)	Net Amount represents amounts owed by the Fund to each counterparty as of December 31, 2013.

Notes to Financial Statements (continued)

	Emerging Markets Local Bond Fund
			Net Amounts
		Gross Amounts	of Assets
	Gross	Offset in the	Presented in
	Amounts of	Statement	the Statement
	Recognized	of Assets	of Assets and
Description	Assets	and Liabilities	Liabilities
Forward Foreign Currency Exchange Contracts	$20,363	$—	$20,363
Total	$20,363	$—	$20,363

	Net Amounts
	of Assets
	Presented in	Amounts Not Offset in the
	the Statement	Statement of Assets and Liabilities
	of Assets and	Financial	Cash Collateral
Counterparty	Liabilities	Instruments	Received(a)	Net Amount(b)
Credit Suisse	$238	$(153)	$—	$85
Deutsche Bank	13,370	(10,241)	—	3,129
Goldman Sachs	4,866	(4,866)	—	—
Morgan Stanley	1,889	(1,889)	—	—
Total	$20,363	$(17,149)	$—	$3,214

	Emerging Markets Local Bond Fund
			Net Amounts
		Gross Amounts	of Liabilities
	Gross	Offset in the	Presented in
	Amounts of	Statement	the Statement
	Recognized	of Assets	of Assets and
Description	Liabilities	and Liabilities	Liabilities
Forward Foreign Currency Exchange Contracts	$44,572	$—	$44,572
Total	$44,572	$—	$44,572

	Net Amounts
	of Liabilities
	Presented in	Amounts Not Offset in the
	the Statement	Statement of Assets and Liabilities
	of Assets and	Financial	Cash Collateral
Counterparty	Liabilities	Instruments	Pledged(a)	Net Amount(c)
Credit Suisse	$153	$(153)	$—	$—
Deutsche Bank	10,241	(10,241)	—	—
Goldman Sachs	10,905	(4,866)	—	6,039
Morgan Stanley	23,273	(1,889)	—	21,384
Total	$44,572	$(17,149)	$—	$27,423

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2013.
(c)	Net Amount represents amounts owed by the Fund to each counterparty as of December 31, 2013.

Notes to Financial Statements (continued)

8.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

During the fiscal year ended December 31, 2013, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund and certain other funds managed by Lord Abbett (the “participating funds”) participated in an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on each Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

Effective July 1, 2013, the Funds and participating funds renewed the Facility through June 30, 2014 under the same terms as described above.

During the fiscal year ended December 31, 2013, a participating fund also managed by Lord Abbett utilized the Facility and fully repaid its borrowings on June 13, 2013. As of December 31, 2013, there were no loans outstanding pursuant to this Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

Notes to Financial Statements (continued)

12.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Global Opportunity Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) for the fiscal year ended December 31, 2013:

	Balance			Balance		Net Realized		Dividend
	of Shares			of Shares		Gain (Loss)		Income
	Held at	Gross	Gross	Held at	Fair Value at	1/1/2013 to		1/1/2013 to
Affiliated Issuer	12/31/2012	Additions	Sales	12/31/2013	12/31/2013	12/31/2013		12/31/2013
Lord Abbett Affiliated Fund, Inc. – Class I	142,096	418,705	(290,032)	270,769	$4,229,409	$300,539		$47,327
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	50,689	4,395	—	55,084	1,177,686	74,832	(a)	17,107
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	666,452	566,203	—	1,232,655	25,565,265	2,125,435	(a)	295,905
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	5,082,070	2,059,425	(1,106,310)	6,035,185	37,659,554	(346,955)		1,046,472
Lord Abbett Investment Trust – High Yield Fund – Class I	2,406,133	895,200	(377,657)	2,923,676	22,921,619	1,066,139	(b)	1,462,506
Lord Abbett Municipal Income Fund, Inc. – High Yield Municipal Bond Fund – Class I	—	452,119	—	452,119	4,869,320	—		39,513
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	9,353,041	2,099,868	(1,568,789)	9,884,120	89,648,973	(1,180,116)		3,745,164
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	1,907,046	187,987	(664,679)	1,430,354	33,069,777	3,059,781		232,872
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	—	2,906,782	(1,019,202)	1,887,580	8,588,490	(71,016	)(c)	125,149
Total					$227,730,093	$5,028,639		$7,012,015

(a)	Amount represents distributed capital gains.
(b)	Includes $787,456 of distributed capital gains.
(c)	Includes $6,896 of distributed capital gains.

13.	INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, and higher transaction costs. These risks generally are

Notes to Financial Statements (continued)

greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are non-diversified, which means that they each may invest a greater portion of their assets in a single issuer than a diversified fund. Thus, they may be exposed to greater risk.

Each Fund may invest in swap contracts. Swap contracts are bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to a Fund.

Each Fund may invest in credit default swap and interest rate swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. Credit default swaps are subject to the risk and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the swap is based. Interest rate swaps are subject to the risk that Lord Abbett does not correctly anticipate changes in interest rates.

Illiquid securities may lower a Fund’s returns since it may be unable to sell these securities at its desired time or price. To the extent illiquid securities can be sold, a Fund may have to do so at disadvantageous prices in order to meet requests for the redemption of Fund shares.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of each Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

Each Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in a Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with junk bonds.

The mortgage-related securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security.

Notes to Financial Statements (continued)

Foreign currency exchange rates may fluctuate significantly over short periods of time. Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Bonds issued or guaranteed by foreign governments and governmental entities (commonly referred to as “sovereign debt”) are subject to the risk that such governments or entities are unable or unwilling to make interest payments and/or repay the principal owed. Emerging Markets Local Bond Fund may have limited recourse in such instances.

Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund believe that their investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of each Fund’s foreign currency gains as nonqualifying income.

The value of Multi-Asset Global Opportunity Fund’s investments will fluctuate in response to various factors related to domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Fund invests through its Underlying Funds. Because equity and fixed income investments can move in different directions or to different degrees, fixed income investments may counteract some of the volatility experienced by equity holdings, but the diminished risk that may accompany this investment approach also may result in lower returns.

These factors can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Period Ended
Emerging Markets Corporate Debt Fund	December 31, 2013†
Class A Shares	Shares	Amount
Shares sold	322,470	$4,837,000
Reinvestment of distributions	503	7,530
Increase	322,973	$4,844,530

Notes to Financial Statements (continued)

	Period Ended
Emerging Markets Corporate Debt Fund	December 31, 2013†
Class C Shares	Shares	Amount
Shares sold	6,667	$100,000
Reinvestment of distributions	7	113
Increase	6,674	$100,113

Class F Shares
Shares sold	6,666	$100,000
Reinvestment of distributions	11	162
Increase	6,677	$100,162

Class I Shares
Shares sold	320,000	$4,800,000
Reinvestment of distributions	537	8,038
Increase	320,537	$4,808,038

Class R2 Shares
Shares sold	6,667	$100,000
Reinvestment of distributions	11	167
Increase	6,678	$100,167

Class R3 Shares
Shares sold	6,667	$100,000
Reinvestment of distributions	11	167
Increase	6,678	$100,167
†	For the period December 6, 2013 (commencement of operations) to December 31, 2013.

	Year Ended		Year Ended
Emerging Markets Currency Fund	December 31, 2013		December 31, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,857,721	$18,815,750	3,757,643	$24,345,954
Converted from Class B*	26,630	171,944	24,737	159,490
Reinvestment of distributions	245,120	1,571,783	289,200	1,872,926
Shares reacquired	(6,616,666)	(42,303,099)	(5,926,704)	(38,303,761)
Decrease	(3,487,195)	$(21,743,622)	(1,855,124)	$(11,925,391)

Class B Shares
Shares sold	2,681	$17,521	10,818	$68,868
Reinvestment of distributions	2,434	15,693	3,704	24,089
Shares reacquired	(50,905)	(328,294)	(77,789)	(499,593)
Converted to Class A*	(26,509)	(171,944)	(24,626)	(159,490)
Decrease	(72,299)	$(467,024)	(87,893)	$(566,126)

Class C Shares
Shares sold	509,614	$3,377,528	785,246	$5,102,670
Reinvestment of distributions	47,887	308,679	62,054	404,207
Shares reacquired	(2,076,141)	(13,335,387)	(2,474,000)	(16,060,369)
Decrease	(1,518,640)	$(9,649,180)	(1,626,700)	$(10,553,492)

Notes to Financial Statements (continued)

	Year Ended		Year Ended
Emerging Markets Currency Fund	December 31, 2013		December 31, 2012
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	4,509,167	$29,402,823	4,840,724	$31,183,175
Reinvestment of distributions	161,291	1,033,696	219,054	1,417,322
Shares reacquired	(9,694,342)	(62,037,420)	(6,740,611)	(43,176,965)
Decrease	(5,023,884)	$(31,600,901)	(1,680,833)	$(10,576,468)

Class I Shares
Shares sold	19,633,853	$124,986,620	23,966,025	$155,303,285
Reinvestment of distributions	1,266,389	8,070,289	994,229	6,428,608
Shares reacquired	(14,683,234)	(93,725,175)	(3,315,979)	(21,233,561)
Increase	6,217,008	$39,331,734	21,644,275	$140,498,332

Class P Shares
Shares sold	1	$5	—	$—
Reinvestment of distributions	36	233	35	233
Shares reacquired	(293)	(1,842)	— (a)	(3)
Increase (decrease)	(256)	$(1,604)	35	$230

Class R2 Shares
Shares sold	13,429	$86,850	51,280	$325,886
Reinvestment of distributions	37	232	32	206
Shares reacquired	(19,051)	(125,707)	(41,598)	(271,613)
Increase (decrease)	(5,585)	$(38,625)	9,714	$54,479

Class R3 Shares
Shares sold	51,060	$329,864	62,494	$404,137
Reinvestment of distributions	1,785	11,398	1,771	11,450
Shares reacquired	(66,849)	(436,271)	(38,015)	(246,426)
Increase (decrease)	(14,004)	$(95,009)	26,250	$169,161
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Value is less than 1 share.

	Period Ended
Emerging Markets Local Bond Fund	December 31, 2013†
Class A Shares	Shares	Amount
Shares sold	395,448	$5,899,956
Reinvestment of distributions	10,700	157,097
Shares reacquired	(62,062)	(933,005)
Increase	344,086	$5,124,048

Class C Shares
Shares sold	15,415	$229,822
Reinvestment of distributions	350	5,128
Shares reacquired	(76)	(1,109)
Increase	15,689	$233,841

Notes to Financial Statements (continued)

	Period Ended
Emerging Markets Local Bond Fund	December 31, 2013†
Class F Shares	Shares	Amount
Shares sold	7,857	$118,003
Reinvestment of distributions	247	3,626
Shares reacquired	(6)	(92)
Increase	8,098	$121,537

Class I Shares
Shares sold	153,333	$2,300,000
Reinvestment of distributions	5,604	82,316
Increase	158,937	$2,382,316

Class R2 Shares
Shares sold	6,667	$100,000
Reinvestment of distributions	223	3,278
Increase	6,890	$103,278

Class R3 Shares
Shares sold	6,667	$100,000
Reinvestment of distributions	227	3,330
Increase	6,894	$103,330
†	For the period June 21, 2013 (commencement of operations) to December 31, 2013.

	Year Ended		Year Ended
Multi-Asset Global Opportunity Fund	December 31, 2013		December 31, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,921,816	$35,619,771	1,552,196	$17,000,236
Converted from Class B*	77,166	935,861	93,200	1,029,990
Reinvestment of distributions	490,264	5,977,474	345,422	3,800,383
Shares reacquired	(1,988,433)	(24,180,375)	(2,800,046)	(30,588,025)
Increase (decrease)	1,500,813	$18,352,731	(809,228)	$(8,757,416)

Class B Shares
Shares sold	52,408	$578,867	40,503	$411,873
Reinvestment of distributions	23,246	260,011	21,945	222,539
Shares reacquired	(125,720)	(1,398,897)	(172,488)	(1,738,387)
Converted to Class A*	(83,880)	(935,861)	(101,001)	(1,029,990)
Decrease	(133,946)	$(1,495,880)	(211,041)	$(2,133,965)

Class C Shares
Shares sold	1,128,867	$12,695,675	800,084	$8,165,734
Reinvestment of distributions	117,122	1,314,200	80,450	818,422
Shares reacquired	(940,152)	(10,435,849)	(814,477)	(8,174,226)
Increase	305,837	$3,574,026	66,057	$809,930

Class F Shares
Shares sold	396,353	$4,857,237	73,178	$805,841
Reinvestment of distributions	14,236	174,793	6,196	68,285
Shares reacquired	(104,449)	(1,261,563)	(174,083)	(1,860,127)
Increase (decrease)	306,140	$3,770,467	(94,709)	$(986,001)

Notes to Financial Statements (concluded)

	Year Ended		Year Ended
Multi-Asset Global Opportunity Fund	December 31, 2013		December 31, 2012
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	699,309	$8,359,983	575,905	$6,222,060
Reinvestment of distributions	101,147	1,242,475	55,529	616,411
Shares reacquired	(27,188)	(331,641)	(53,055)	(584,559)
Increase	773,268	$9,270,817	578,379	$6,253,912

Class R2 Shares
Shares sold	1,409	$17,074	1,137	$12,711
Reinvestment of distributions	324	4,000	289	3,236
Shares reacquired	(3,927)	(48,452)	(705)	(7,402)
Increase (decrease)	(2,194)	$(27,378)	721	$8,545

Class R3 Shares
Shares sold	136,898	$1,662,308	184,157	$2,009,518
Reinvestment of distributions	20,370	249,294	13,808	152,882
Shares reacquired	(150,355)	(1,822,407)	(61,723)	(674,244)
Increase	6,913	$89,195	136,242	$1,488,156
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lord Abbett Global Fund, Inc. and the Shareholders of Lord Abbett Emerging Markets Corporate Debt Fund, Lord Abbett Emerging Markets Currency Fund, Lord Abbett Emerging Markets Local Bond Fund and Lord Abbett Multi-Asset Global Opportunity Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Lord Abbett Emerging Markets Currency Fund and Lord Abbett Multi-Asset Global Opportunity Fund (formerly, Lord Abbett Global Allocation Fund), two of the four funds constituting the Lord Abbett Global Fund, Inc. (the “Company”) as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. We have also audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Lord Abbett Emerging Markets Corporate Debt Fund and Lord Abbett Emerging Markets Local Bond Fund, two of the four funds constituting the Company as of December 31, 2013, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from December 6, 2013 (Lord Abbett Emerging Markets Corporate Debt Fund’s commencement of operations) and June 21, 2013 (Lord Abbett Emerging Markets Local Bond Fund’s commencement of operations) to December 31, 2013. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian, transfer agent, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Report of Independent Registered Public Accounting Firm (concluded)

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Emerging Markets Currency Fund and Lord Abbett Multi-Asset Global Opportunity Fund of the Lord Abbett Global Fund, Inc. as of December 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. Additionally, in our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Emerging Markets Corporate Debt Fund and Lord Abbett Emerging Markets Local Bond Fund of the Lord Abbett Global Fund, Inc. as of December 31, 2013, the results of their operations, the changes in their net assets, and the financial highlights for the period from December 6, 2013 (Lord Abbett Emerging Markets Corporate Debt Fund’s commencement of operations) and June 21, 2013 (Lord Abbett Emerging Markets Local Bond Fund’s commencement of operations) through December 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

February 27, 2014

Investments in Underlying Funds (unaudited)

Multi-Asset Global Opportunity Fund invests in Underlying Funds managed by Lord Abbett. As of December 31, 2013, Multi-Asset Global Opportunity Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	1.86%
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	0.52%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	11.23%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	16.54%
Lord Abbett Investment Trust – High Yield Fund – Class I	10.06%
Lord Abbett Municipal Income Fund, Inc. – High Yield Municipal Bond Fund – Class I	2.14%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	39.36%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	14.52%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	3.77%

The Ten Largest Holdings and the Holdings by Sector, as of December 31, 2013, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.61%
Pfizer, Inc.	3.57%
Occidental Petroleum Corp.	3.02%
Wal-Mart Stores, Inc.	2.83%
Verizon Communications, Inc.	2.60%
Microsoft Corp.	2.47%
Philip Morris International, Inc.	2.45%
Apple, Inc.	2.44%
McDonald’s Corp.	2.36%
Chevron Corp.	2.34%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	8.13%
Consumer Staples	10.45%
Energy	10.81%
Financials	20.96%
Health Care	9.55%
Industrials	12.22%
Information Technology	14.24%
Materials	5.20%
Telecommunication Services	3.11%
Utilities	5.07%
Repurchase Agreement	0.26%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Equity Trust – Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.37%
Exxon Mobil Corp.	3.44%
Pfizer, Inc.	3.37%
Citigroup, Inc.	3.23%
Chevron Corp.	2.74%
SunTrust Banks, Inc.	2.16%
Occidental Petroleum Corp.	2.16%
Capital One Financial Corp.	2.15%
Kellogg Co.	2.01%
Bristol-Myers Squibb Co.	2.01%

Holdings by Sector*	% of Investments
Consumer Discretionary	6.07%
Consumer Staples	6.19%
Energy	15.31%
Financials	29.27%
Health Care	13.02%
Industrials	10.82%
Information Technology	8.69%
Materials	2.95%
Telecommunication Services	2.13%
Utilities	5.24%
Repurchase Agreement	0.31%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Cardinal Health, Inc.	2.51%
AES Corp. (The)	2.30%
Hartford Financial Services Group, Inc.	2.22%
Rock-Tenn Co. Class A	2.08%
SunTrust Banks, Inc.	2.02%
CIT Group, Inc.	1.95%
Great Plains Energy, Inc.	1.95%
CF Industries Holdings, Inc.	1.82%
Ares Capital Corp	1.81%
Kohl’s Corp.	1.72%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.14%
Consumer Staples	3.24%
Energy	7.55%
Financials	32.47%
Health Care	8.71%
Industrials	11.29%
Information Technology	10.15%
Materials	5.70%
Telecommunication Services	0.20%
Utilities	11.24%
Repurchase Agreement	0.31%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
Turkey Government Bond , Zero Coupon, 4/9/2014	4.31%
Federal National Mortgage Assoc., 4.50%, 11/1/2018	1.18%
Nigeria Treasury Bill, Zero Coupon, 3/6/2014	1.11%
Morgan Stanley, 4.75%, 4/1/2014	1.06%
Wachovia Corp., 0.576%, 10/28/2015	1.05%
UDR, Inc., 5.50%, 4/1/2014	1.01%
Plains Exploration & Production Co., 7.625%, 4/1/2020	0.94%
Anadarko Petroleum Corp., 7.625%, 3/15/2014	0.90%
Bank of America Corp., 10.20%, 7/15/2015	0.89%
Anglo American Capital plc (United Kingdom), 9.375%, 4/8/2014	0.86%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Asset-Backed	14.29%
Automotive	1.30%
Banking	8.31%
Basic Industry	3.43%
Capital Goods	1.43%
Consumer Cyclical	1.76%
Consumer Non-Cyclical	0.33%
Energy	8.63%
Financial Services	1.40%
Foreign Government	5.49%
Health Care	2.20%
Insurance	1.15%
Media	1.28%
Mortgage-Backed	34.85%
Real Estate	4.31%
Services	2.74%
Technology & Electronics	1.71%
Telecommunications	1.92%
Utility	3.47%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
First Data Corp., 12.625%, 1/15/2021	0.97%
Alliance Data Systems Corp., 6.375%, 4/1/2020	0.74%
Intelsat Luxembourg SA, 7.75%, 6/1/2021	0.74%
LBG Capital No.1 plc, 8.00%, TBA	0.72%
Sprint Communications, Inc., 7.00%, 8/15/2020	0.66%
CIT Group, Inc., 5.375%, 5/15/2020	0.63%
DISH DBS Corp., 5.875%, 7/15/2022	0.63%
AMC Networks, Inc., 7.75%, 7/15/2021	0.61%
Concho Resources, Inc., 5.50%, 4/1/2023	0.61%
Red de Carreteras de Occidente S.A.P.I.B. de CV, 9.00%, 6/10/2028	0.53%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Automotive	2.23%
Banking	3.55%
Basic Industry	9.78%
Capital Goods	5.87%
Consumer Cyclical	7.41%
Consumer Non-Cyclical	3.38%
Energy	13.50%
Financial Services	3.47%
Foreign Government	0.25%
Healthcare	7.14%
Insurance	1.05%
Media	9.39%
Municipal	0.11%
Real Estate	0.20%
Services	11.51%
Technology & Electronics	8.13%
Telecommunications	8.22%
Utility	4.65%
Repurchase Agreement	0.16%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Municipal Income Fund, Inc. – High Yield Municipal Bond Fund

Ten Largest Holdings	% of Investments
Buckeye Tobacco, 5.125%, 06/1/2024	1.55%
Tobacco Settlement Fin Corp, 5.00%, 06/1/2041	1.50%
Golden St Tobacco, 5.00%, 06/1/2033	1.36%
San Antonio Elec & Gas, 5.25%	1.27%
NJ EDA—Continental Airlines AMT, 5.25%, 09/15/2029	0.91%
OH Hsp—Cleveland Clinic, 5.50%	0.86%
Cleveland Arpt—Continental Airlines AMT, 5.375%, 09/15/2027	0.85%
RI Hlth & Ed—St Joseph Hlth, 5.50%, 10/1/2029	0.81%
Golden St Tobacco, 4.50%, 06/1/2027	0.80%
Niagara Area Dev Corp—Covanta AMT, 5.25%, 11/1/2042	0.77%

Investments in Underlying Funds (unaudited)(continued)

Portfolio Holdings Presented by Credit Rating

Credit Rating: S&P or Moody’s(a)	% of Investments
AA	4.26%
AA+	1.12%
AAA	0.81%
D	0.27%
AA-	1.42%
A+	2.77%
A	3.63%
A-	3.15%
BBB+	2.60%
BBB	4.52%
BBB-	8.45%
BB+	7.72%
BB	5.18%
BB-	4.20%
B+	1.76%
B	8.02%
B-	7.63%
CCC	1.14%
CC	0.02%
C	0.00%*
NR	31.33%
Money Market Mutual Fund	0.00%*
Total	100.00%
(a)	Certain investments have been rated by Fitch IBCA.
*	Amount is less than 0.01%.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Rio Tinto plc ADR	2.58%
Eni SpA ADR	1.97%
Total SA ADR	1.92%
Siemens AG Registered Shares	1.92%
SJM Holdings Ltd.	1.90%
National Australia Bank Ltd.	1.90%
Vivendi SA	1.88%
Aegon NV	1.87%
Deutsche Telekom AG Registered Shares	1.85%
BP plc	1.81%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Banking	0.72%
Consumer Discretionary	10.69%
Consumer Staples	6.05%
Energy	9.38%
Financials	24.86%
Health Care	5.93%
Industrials	11.21%
Information Technology	2.38%
Materials	6.08%
Telecommunication Services	12.45%
Utilities	8.87%
Repurchase Agreement	1.38%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Hartford Financial Services Group, Inc.	2.42%
SunTrust Banks, Inc.	1.91%
Pentair Ltd. Registered Shares (Switzerland)	1.75%
Fidelity National Information Services, Inc.	1.74%
XL Group plc (Ireland)	1.60%
Jones Lang LaSalle, Inc.	1.57%
Lincoln National Corp.	1.54%
Invesco Ltd.	1.49%
Raymond James Financial, Inc.	1.48%
Actavis plc	1.47%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.42%
Consumer Staples	3.51%
Energy	7.38%
Financials	30.84%
Health Care	10.52%
Industrials	12.76%
Information Technology	10.11%
Materials	6.91%
Utilities	6.91%
Repurchase Agreement	0.64%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.375%, 3/15/2015	3.14%
DCP Mistream LLC, Zero Coupon, 1/17/2014	0.63%
QVC, Inc., 7.50%, 10/1/2019	0.61%
Fidelity National Information Services, Inc., 7.875%, 7/15/2020	0.53%
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007–5 AM, 5.419%, 8/12/2048	0.51%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM, 5.591%, 4/15/2047	0.51%
Host Hotels & Resorts LP, 6.00%, 11/1/2020	0.50%
Mylan, Inc., 6.00%, 11/15/2018	0.49%
Cricket Communications, Inc., 7.75%, 10/15/2020	0.49%
Citigroup, Inc., 5.00%, 9/15/2014	0.48%

Holdings by Sector*	% of Investments
Auto	0.09%
Basic Industry	0.55%
Capital Goods	0.23%
Consumer Cyclicals	3.87%
Consumer Discretionary	1.65%
Consumer Non-Cyclical	0.06%
Consumer Services	1.25%
Consumer Staples	0.99%
Energy	8.46%
Financial Services	53.05%
Foreign Government	0.53%
Health Care	2.96%
Integrated Oils	3.00%
Materials and Processing	4.21%
Media	0.15%
Municipal	0.06%
Producer Durables	0.70%
Technology	1.59%
Telecommunications	1.92%
Transportation	1.27%
U.S. Government	10.06%
Utilities	2.14%
Repurchase Agreements	1.21%
Total	100.00%
*	A sector may comprise several industries.

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Company’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Interested Director

Ms. Foster is affiliated with Lord Abbett and is an “interested person” of the Company as defined in the Act. Ms. Foster is a director/trustee and officer of each of the 12 Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994; Chairman since 2013

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998

Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).

Other Directorships: Previously served as a director of Interstate Bakeries Corp. (1991 - 2008).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 - 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Lend Lease Corporation Limited, an international retail and residential property group (2006 - 2012).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012

Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009-2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978 - 2009); and Officer and Director of Trinsum Group, a holding company (2007 - 2009).

Other Directorships: Currently serves as director of Blyth, Inc., a home products company (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of Synageva BioPharma Corp., a biopharmaceutical company (2009 - 2011).

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Basic Information About Management (continued)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2001	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Jerald M. Lanzotti (1967)	Executive Vice President	Elected in 2013	Partner and Portfolio Manager, joined Lord Abbett in 1996.

Robert A. Lee (1969)	Executive Vice President	Elected in 2013	Partner and Director of Taxable Fixed Income, joined Lord Abbett in 1997.

Leah G. Traub (1979)	Executive Vice President	Elected in 2009	Partner and Director of Currency Management, joined Lord Abbett in 2007.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Financial and Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Steven M. Lipper (1961)	Vice President	Elected in 2011	Director, Product Management, joined Lord Abbett in 2004.

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly a Managing Director and Chief Compliance Officer at UBS Global Asset Management (2003 - 2013).

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
Andrew H. O’Brien (1973)	Vice President	Elected in 2013	Partner and Portfolio Manager, joined Lord Abbett in 1998.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

David B. Ritt (1976)	Vice President	Elected in 2009	Portfolio Manager, joined Lord Abbett in 2006.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Company’s Directors. It is available free upon request.

Approval of Advisory Contract

Emerging Markets Corporate Debt Fund

At a meeting held on July 18, 2013, the Board, including all of the Directors who are not interested persons of the Company or of Lord Abbett, considered whether to approve the proposed management agreement between the Fund and Lord Abbett. The Board reviewed materials relating specifically to the management agreement before and at the meeting and had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions.

The materials received by the Board included, but were not limited to, (1) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and a group of funds with similar objectives and of similar size (the “peer group”); (2) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund information regarding the distribution arrangements of the Fund; and (3) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services to be provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was engaged solely in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business.

Investment Performance. Because the Fund had not yet begun operations, the Board was not able to review the Fund’s investment performance and compliance.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel who would provide investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services to be performed by Lord Abbett and Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the projected expense levels of each class of shares of the Fund and the expense levels of the peer group. It also considered the amount and nature of the fees to be paid by shareholders. The Board noted that it and Lord Abbett had agreed to a management fee waiver and expense limitation agreement under which it would waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding Rule 12b-1 fees, do not exceed an annual rate of 0.85%.

Profitability. Because the Fund had not yet begun operations, the Board was not able to consider the level of Lord Abbett’s profits in managing the Fund.

Approval of Advisory Contract (continued)

Economies of Scale. The Board considered whether there might be economies of scale in managing the Fund and whether the Fund would benefit appropriately from any such economies of scale. The Board concluded that the existing management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees proposed to be paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

In considering whether to approve the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that approval of the management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the management agreement.

Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund

The Board of Directors of the Company, including all of the Directors who are not interested persons of the Company or Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) as to

Approval of Advisory Contract (continued)

Emerging Markets Currency Fund, certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance peer group, in each case as of various periods ended August 31, 2013. As to Emerging Markets Currency Fund, the Board observed that the Fund’s investment performance was below the median of the peer group for the one, three, five, and ten year periods. The Board also noted that the strategy of the Fund differed from that of most mutual funds in the peer group and accordingly considered the performance of the Fund in relationship to the Barclays Global Emerging Markets Strategy (GEMS) Index and to a competitor fund with strategies that closely mirror the Fund’s strategy. As to Multi-Asset Global Opportunity Fund, the Board observed that the Fund’s investment performance was above the median of the peer group for the one, three, and ten-year periods and below the median of the peer group for the five-year period.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more corresponding expense peer groups. It also considered the projected expense levels of each Fund and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Emerging Markets Currency Fund, the Board observed that the overall expense level was below the median of the expense peer group. As to Multi-Asset Global Opportunity Fund, the Board observed that the overall expense level was well below the median of the expense peer group.

Approval of Advisory Contract (concluded)

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888–522–2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

52% of the ordinary income distributions paid by Multi-Asset Global Opportunity Fund during the year is qualified dividend income.

For corporate shareholders, 7% of the ordinary income distributions paid by Multi-Asset Global Opportunity Fund qualified for the dividends received deduction.

Multi-Asset Global Opportunity Fund intends to pass through foreign source income of $3,416,784 and foreign taxes of $385,168.

Additionally, of the distributions paid by Multi-Asset Global Opportunity Fund during the fiscal year ended December 31, 2013, $1,939,046 represents long-term capital gains. 0.45% of the ordinary income distributions paid by Multi-Asset Global Opportunity Fund during the fiscal year ended December 31, 2013 is tax-exempt dividend income.

For foreign shareholders, the percentages below reflect the portion of ordinary income distributions that represent interest-related dividends:

Fund Name
Emerging Markets Corporate Debt Fund	100%
Emerging Markets Currency Fund	100%
Emerging Markets Local Bond Fund	94%

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Global Fund, Inc.

Lord Abbett Emerging Markets Corporate Debt Fund

Lord Abbett Emerging Markets Currency Fund

Lord Abbett Emerging Markets Local Bond Fund

Lord Abbett Multi-Asset Global Opportunity Fund

(formerly, Lord Abbett Global Allocation Fund)

LAGF-2-1213 (02/14)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2013 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow and Robert B. Calhoun, Jr. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

Item 4: Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2013 and 2012 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2013	2012
Audit Fees {a}	$140,000	$75,500
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	140,000	75,500

Tax Fees {b}	39,054	18,220
All Other Fees	- 0 -	- 0 -

Total Fees	$179,054	$93,720

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2013 and 2012 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2013 and 2012 were:

	Fiscal year ended:
	2013	2012
All Other Fees {a}	$180,602	$194,431

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2013 and 2012 were:

	Fiscal year ended:
	2013		2012
All Other Fees	$	- 0 -	$	- 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 26, 2014

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 26, 2014

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 26, 2014